Registration Nos:  2-41251
                                                            811-2214

                SECURITIES AND EXCHANGE COMMISSION

                      Washington, D.C. 20549

                             Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  / X /

      Pre-Effective Amendment No.                        /   /

      Post-Effective Amendment No. 41                    / X /

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT  / X /
OF 1940

      Amendment No. 23                                   / X /


                         COLONIAL TRUST I
                         ----------------
        (Exact Name of Registrant as Specified in Charter)

         One Financial Center, Boston, Massachusetts 02111
         -------------------------------------------------
             (Address of Principal Executive Offices)

                           617-426-3750
                           ------------
       (Registrant's Telephone Number, including Area Code)

Name and Address of
Agent for Service                       Copy to
-----------------                       -------

Michael H. Koonce                       Peter MacDougall, Esq.
Colonial Management Associates, Inc.    Ropes & Gray
One Financial Center                    One International Place
Boston, MA  02111                       Boston, MA  02110-2624


It is proposed that this filing will become effective (check appropriate box):

/     /            immediately upon filing pursuant to
                   paragraph (b).

/     /            on (date) pursuant to paragraph (b).

/     /            60 days after filing pursuant to paragraph
                   (a)(1).

/     /            on (date) pursuant to paragraph (a)(1) of
                   Rule 485.

/  X  /            75 days after filing pursuant to paragraph
                   (a)(2).

/     /            on (date) pursuant to paragraph (a)(2) of
                   Rule 485.

If appropriate, check the following box:

/     /            this post-effective amendment designates a
                   new effective date for a previously filed post-effective amendment.

                DECLARATION PURSUANT TO RULE 24f-2

The Registrant has registered an indefinite number of its shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. On February 27, 1996, the Registrant filed a Rule 24f-2 Notice in respect of its fiscal year ended December 31, 1995.

                         COLONIAL TRUST I
                         ----------------

                       Cross Reference Sheet
                       ---------------------
                (Colonial Tax-Managed Growth Fund)

Item Number of Form N-1A        Prospectus Location or Caption
------------------------        ------------------------------

Part A

1.                              Cover page

2.                              Summary of Expenses

3.                              Not applicable

4.                              The Fund's Investment Objective;
                                Organization and History;
                                How the Fund Pursues its Objective and
                                Certain Risk Factors

5.                              Cover page;
                                How the Fund is Managed;
                                Organization and History;
                                Back cover

6.                              Organization and History;
                                Distributions and Taxes;
                                General Information Regarding Buying and
                                Selling Shares; Possible Two-Tiered Structure; Traditional Shares; Gift Shares


7.                              Cover Page; General Information Regarding
                                Buying and Selling Shares;
                                How the Fund Values Its Shares;
                                12b-1 Plans; Back cover

8.                              General Information Regarding Buying and
                                Selling Shares; Exchanges;
                                Telephone Transactions

9.                              Not applicable


December          , 1996

COLONIAL TAX-MANAGED
GROWTH FUND

PROSPECTUS

BEFORE YOU INVEST

Colonial Management Associates, Inc. (Administrator) and your full-service financial adviser want you to understand both the risks and benefits of mutual fund investing.

While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike savings accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency.

Please consult your full-service financial adviser to determine how investing in this mutual fund may suit your unique needs, time horizon and risk tolerance.

Colonial Tax-Managed Growth Fund (Fund), a diversified portfolio of Colonial Trust I (Trust), an open-end management investment company, seeks to maximize long-term capital growth while reducing shareholder exposure to taxes.

The Fund is managed by Stein Roe & Farnham, Inc. (Adviser), an affiliate of the Administrator and successor to an investment advisory business that was founded in 1932.

The Fund currently is structured as a traditional mutual fund investing in individual securities but may in the future be converted to the master/feeder structure. Under the master/feeder structure, the Fund would seek to achieve its objective by investing all of its assets in another open-end management investment company managed by the Adviser and having the same objective and investment policies as the Fund. Shareholders of the Fund would be notified but would not have an opportunity to vote on such conversion.

In addition to providing the opportunity for long-term capital growth with sensitivity to taxes, the Fund is designed to provide a convenient mechanism for giving a gift to a child, grandchild or other individual. You may either purchase shares by establishing a traditional individual, joint, custodial, trust or retirement account (Traditional Shares) or choose between three gifting options (Gift Shares). If Gift Shares are chosen, your investment will be held in an irrevocable trust until the date you have directed that it pass to the beneficiary of the gift. See "Gift Shares."

This Prospectus explains concisely what you should know before investing in the Fund. Read it carefully and retain it for future reference. More detailed information about the Fund is in the December , 1996 Statement of Additional Information which has been filed with the Securities and Exchange Commission and is obtainable free of charge by calling the Administrator at 1-800-248-2828. The Statement of Additional Information is incorporated by reference in (which means it is considered to be a part of) this Prospectus.



Contents                                                    Page
Summary of Expenses
Possible Two-Tiered Structure
The Fund's Investment Objective
How the Fund Pursues its Objective and Certain Risk Factors
How the Fund Measures its Performance
Adviser Performance Information
How the Fund is Managed
How the Fund Values its Shares
Traditional Shares
Gift Shares
General Information Regarding Buying and Selling Shares
Distributions and Taxes
Exchanges
Telephone Transactions
12b-1 Plans
Organization and History

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR INSURED BY, ANY BANK OR GOVERNMENT AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF EXPENSES
Expenses are one of several factors to consider when investing in the Fund. The following tables summarize your maximum transaction costs and your estimated annual expenses for an investment in each Class of the Fund's shares. See "How the Fund is Managed" and "12b-1 Plans" for a more complete description of the Fund's costs and expenses.

Shareholder Transaction Expenses (1)(2)




                                         Class A     Class B    Class E     Class F    Class G     Class H     Class I     Class J
 Maximum Initial Sales Charge Imposed
   on  a Purchase (as a %  of offering
   price) (3)(4)                          5.75%       0.00%      5.00%       0.00%       ___        4.50%       4.50%        ___
 Maximum Contingent Deferred Sales
   Charge (as a % of offering
   price)(3)(4)                           1.00%       5.00%      1.00%       5.00%       ___        1.00%       5.00%        ___



(1)       For accounts less than $1,000 an annual fee of $10 may be deducted.  See "General Information Regarding Buying and
          Selling Shares."
(2)       Redemption proceeds exceeding $1,000 sent via federal funds wire will be subject to a $7.50 charge per transaction.
(3)       Does not apply to reinvested distributions.
(4)       Because of the distribution fees applicable to Class B , E, F, G, H, I and J shares,  long-term  shareholders may pay more in aggregate sales charges  than  the  maximum  initial  sales  charge  permitted  by the National
          Association of Securities Dealers, Inc. See "12b-1 Plans."


Estimated Annual Operating Expenses (as a % of average net assets)

                                      Class A     Class B     Class E    Class F     Class G     Class H     Class I      Class J
Management and administration fees      ___         ___         ___        ___         ___         ___         ___          ___
12b-1 fees                              ___         ___         ___        ___         ___         ___         ___          ___
Other expenses                          ___         ___         ___        ___         ___         ___         ___          ___
Total operating expenses                ___         ___         ___        ___         ___         ___         ___          ___


Examples
The following Examples show the estimated cumulative expenses attributable to a hypothetical $1,000 investment in each Class of shares of the Fund for the periods specified, assuming a 5% annual return and reinvestment of dividends and distributions. The 5% return and expenses used in this Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary:


Example 1 (assumes redemption at period end)

Period               Class A        Class B        Class E       Class F      Class G      Class H         Class I          Class J
1 year                 ___            ___            ___           ___          ___          ___             ___              ___
3 years                ___            ___            ___           ___          ___          ___             ___              ___


Example 2 (assumes no redemption)

Period               Class A        Class B        Class E       Class F      Class G      Class H         Class I          Class J

1 year                 ___            ___            ___           ___          ___          ___             ___              ___
3 years                ___            ___            ___           ___          ___          ___             ___              ___


POSSIBLE TWO-TIERED STRUCTURE

The Fund currently is structured as a traditional mutual fund investing in individual securities, but may in the future convert to the master/feeder structure by transferring all of its portfolio assets to a separate open-end management investment company (Portfolio) with the same investment objective as the Fund in exchange for an interest in the Portfolio. Thereafter, the Fund would seek to achieve its objective by investing all of its investable assets in the Portfolio, and the Portfolio would invest directly in portfolio securities. See "The Fund's Investment Objective," "How the Fund Pursues its Objective and Certain Risk Factors" and "How the Fund is Managed" for information concerning the Fund's investment objective, policies, management and expenses. Shareholders of the Fund would be notified of but would not have an opportunity to vote on such conversion.

After any such conversion, in addition to the Fund, other institutional investors (including other investment companies) also would be able to invest in the Portfolio. The conversion would be effected to allow other such investors to invest in the Portfolio, potentially creating economies of scale and providing additional portfolio management flexibility for the Portfolio which, if achieved, also would indirectly benefit the Fund and its shareholders. The following describes certain of the effects and risks of this structure.

After any such conversion, matters submitted by the Portfolio to its investors for a vote would be passed along by the Fund to its shareholders, and the Fund would vote its entire interest in the Portfolio in proportion to the votes received from Fund shareholders. It is possible that other investors in the Portfolio could alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio. In addition, large scale redemptions by any other investors in the Portfolio could result in untimely liquidation of the Portfolio's security holdings, loss of investment flexibility, and an increase in the operating expenses of the Portfolio as a percentage of its assets. After any conversion, you would be able to obtain information about whether there are other investors in the Portfolio by writing or calling the Administrator at 1-800-248-2828.

After any conversion, the Fund would continue to invest in the Portfolio so long as the Trust's Board of Trustees determined it was in the best interest of Fund shareholders to do so. In the event that the Portfolio's investment objective were changed so as to be inconsistent with the Fund's investment objective, the Board of Trustees would consider what action might be taken, including changes to the Fund's investment objective, or withdrawal of the Fund's assets from the Portfolio and investment of such assets in another pooled investment entity or the retention of an investment adviser to manage the Fund's investments. Certain of these actions may require Fund shareholder approval. Withdrawal of the Fund's assets from the Portfolio could result in a distribution by the Portfolio to the Fund of portfolio securities in kind (as opposed to a cash distribution), and the Fund could incur brokerage fees or other transaction costs and could realize distributable taxable gains in converting such securities to cash. Such a distribution in kind could also result in a less diversified portfolio of investments for the Fund.

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to maximize long-term capital growth while reducing shareholder exposure to taxes.

HOW THE FUND PURSUES ITS OBJECTIVE AND CERTAIN RISK FACTORS

The Fund invests primarily (at least 65%) in common stocks of large and medium capitalization companies (i.e., companies with at least $1 billion in equity market capitalization) believed by the Adviser to have above average earnings growth prospects. The Adviser uses fundamental research analysis and valuation techniques in order to identify potential investments for the Fund. Up to 35% of the Fund's total assets may be invested in a combination of (i) common stocks of non-U.S. companies and (ii) common stocks of small capitalization companies
(i.e., companies with equity market capitalizations of less than $1 billion). American Depository Receipts (receipts issued in the U.S. by banks or trust companies evidencing ownership of underlying foreign securities) are considered U.S. securities for purposes of the limitation on investing in securities of non-U.S. companies.

While the Fund's overriding objective is long-term capital growth, the Adviser may use certain investment techniques designed to reduce the payment by the Fund of taxable distributions to shareholders and thereby reduce the impact of taxes on shareholder returns. Such techniques will be used only if, in the Adviser's judgment, the impact on the Fund's pre-tax total return will be no worse than neutral. Such techniques may include, among others, (i) low portfolio turnover, which helps to minimize the realization and distribution of taxable capital gains; (ii) deferring the sale of a security until the realized gain would qualify as a long-term capital gain rather than short-term; (iii) selling securities that have declined in value to offset gains realized on the sale of other securities; (iv) when selling a portion of a holding, selling those securities with a higher cost basis first; and (v) selling securities "short against the box" (i.e., selling short a security owned by the Fund). The use of such techniques will not eliminate the payment by the Fund of taxable distributions. The Administrator has retained the professional services firm of ____________________ to provide tax consulting services.

Foreign Investments. The Fund may invest up to 15% of its total assets in foreign securities. Investments in foreign securities have special risks related to political, economic and legal conditions outside of the U.S. As a result, the prices of such securities may fluctuate substantially more than the prices of securities of issuers based in the U.S. Special risks associated with foreign securities include the possibility of unfavorable currency exchange rates, the existence of less liquid markets, the unavailability of reliable information about issuers, the existence (or potential imposition) of exchange control regulations (including currency blockage), and political and economic instability, among others. In addition, transactions in foreign securities may be more costly due to currency conversion costs and higher brokerage and custodial costs. See "How the Fund Pursues it's Objective and Certain Risk Factors--Foreign Currency Transactions; Index and Interest Rate Futures;
Options" in this Prospectus and "Foreign Securities" and "Foreign Currency Transactions" in the Statement of Additional Information for more information about foreign investments.

Foreign Currency Transactions; Index and Interest Rate Futures; Options. In connection with its investments in foreign securities, the Fund may (i) purchase and sell foreign currencies on a spot or forward basis, (ii) enter into foreign currency futures contracts, (iii) write both put and call options on foreign currency futures contracts, and (iv) purchase and write both call and put options on foreign currencies. Such transactions may be entered into (i) to lock in a particular foreign exchange rate pending settlement of a purchase or sale of a foreign security or pending the receipt of interest, principal or dividend payments on a foreign security held by the Fund, or (ii) to hedge against a decline in the value, in U.S. dollars or in another currency, of a foreign currency in which securities held by the Fund are denominated.

In addition, the Fund may enter into (i) index and interest rate futures contracts, (ii) write put and call options on such futures contracts, (iii) purchase and write both call and put options on securities and indexes, and (iv) purchase other types of forward or investment contracts linked to individual securities, indexes or other benchmarks. The Fund may write a call or put option only if the option is covered.

A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of a type of instrument at the time and in the amount specified in the contract. A sale of a futures contract can be terminated in advance of the specified delivery date by subsequently purchasing a similar contract; a purchase of a futures contract can be terminated by a subsequent sale. Gain or loss on a contract generally is realized upon such termination.

An option generally gives the option holder the right, but not the obligation, to purchase or sell prior to the option's specified expiration date. If the option expires unexercised, the holder will lose any amount it paid to acquire the option.

Transactions in futures, options and similar investments may not achieve the goals of advancing the Fund's investment objectives, providing additional revenue or of hedging to the extent there is an imperfect correlation between the price movements of the contracts and of the underlying asset or benchmark. In addition, because futures positions may require low margin deposits, the use of futures contracts involves a high degree of leverage and may result in losses in excess of the amount of the margin deposit. Finally, if the Adviser's prediction on interest rates, stock market movements or other market factors is inaccurate, the Fund may be worse off than if it had not engaged in such transactions.

See the Statement of Additional Information for information relating to the Fund's obligations in entering into such transactions.

Small Companies. The smaller, less well established companies in which the Fund may invest may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks. Such companies often have limited product lines, markets or financial resources and depend heavily on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than exchange listed securities of larger companies.

Securities Loans; Reverse Repurchase Agreements. The Fund may lend its portfolio securities to broker-dealers or banks and enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells a security to a dealer and simultaneously agrees to buy it back at a later date. A reverse repurchase agreement can be viewed as a securities loan. Such loans and reverse repurchase agreements will be limited to securities not exceeding 33 1/3% in value of the Fund's total assets. Each such loan and reverse repurchase agreement will be continuously secured by collateral at least equal at all times to the market value of the securities loaned or sold. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned or sold securities and losses including (a) possible decline in the value of the collateral or in the value of the securities loaned or sold during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

Temporary/Defensive Investments. Temporarily available cash may be invested in certificates of deposit, bankers' acceptances, high quality commercial paper, Treasury bills and repurchase agreements. Some or all of the Fund's assets also may be invested in such investments or in investment grade U.S. or foreign debt securities, Eurodollar certificates of deposit and obligations of savings institutions during periods of unusual market conditions. Under a repurchase agreement, the Fund buys a security from a bank or dealer, which is obligated to buy it back at a fixed price and time. The security is held in a separate account at the Fund's custodian and constitutes the Fund's collateral for the bank's or dealer's repurchase obligation. Additional collateral will be added so that the obligation will at all times be fully collateralized. However, if the bank or dealer defaults or enters bankruptcy, the Fund may experience costs and delays in liquidating the collateral, and may experience a loss if it is unable to demonstrate its rights to the collateral in a bankruptcy proceeding. Not more than 15% of the Fund's net assets will be invested in repurchase agreements maturing in more than 7 days and other illiquid securities.

Borrowing of Money. The Fund may borrow money from banks as a temporary measure for extraordinary or emergency purposes up to 33 1/3% of the Fund's total assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of total assets of the Fund.

Other. The Fund may not always achieve its investment objective. The Fund's fundamental policies listed in the Statement of Additional Information cannot be changed without the approval of a majority of the Fund's outstanding voting securities. The Fund's objective and non-fundamental policies may be changed without shareholder approval. Additional information concerning certain of the securities and investment techniques described above is contained in the Statement of Additional Information.

ADVISER PERFORMANCE INFORMATION

The Fund is newly-organized and has no performance history of its own. The Fund is managed using an investment strategy that is similar in all material respects to a strategy used by the Adviser to manage between $1 and $2 million in equity investments since July 1, 1994. Following are the average annual and cumulative total returns achieved by the Adviser through September 30, 1996 using this strategy and the average annual and cumulative total returns of the Standard and Poors 500 Index (S&P 500 Index) during such period. Also shown are the average annual and cumulative total returns of the average fund in the Lipper Growth Fund category during such period.

                                      ADVISER
                         Average Annual     Cumulative Total
                         Total Returns          Returns
One Year                      ___%                ___%
Two Years                     ___%                ___%

Since 6/30/1994               ___%                ___%
(inception)

                                      S&P 500
                         Average Annual     Cumulative Total
                         Total Returns          Returns
One Year                      ___%                ___%
Two Years                     ___%                ___%

Since 6/30/94                 ___%                ___%

                             AVERAGE LIPPER GROWTH FUND
                         Average Annual     Cumulative Total
                         Total Returns          Returns
One Year                      ___%                ___%
Two Years                     ___%                ___%

Since 6/30/94                 ___%                ___%


If the Adviser returns shown above had been achieved by a fund included within the Lipper Growth Fund category, such fund's performance would have been ranked as follows within such category:

                          HYPOTHETICAL LIPPER GROWTH FUND
                                 CATEGORY RANKINGS
                         Average Annual     Cumulative Total
                         Total Returns*         Returns*
One Year                      _/__                _/__
Two Years                     _/__                _/__

Since 6/30/94                 _/__                _/__

*First number shows rank within category/second number shows total number of funds in category.

The S&P 500 Index returns represent the total returns, assuming reinvestment of all dividends, earned on an unmanaged group of 500 securities. Index returns do not reflect sales charges or expenses. The Lipper Growth Fund category includes all funds classified as growth funds by Lipper Analytical Services, Inc., an independent mutual fund ranking organization. The Adviser's returns have been calculated in compliance with standards promulgated by the Association for Investment Management and Research (AIMR) for calculating and presenting performance, and assume annual fees and expenses of 1.00%. Actual fees charged were lower. The returns of the Adviser, of funds in the Lipper Growth Fund Category and of the S&P 500 Index do not represent past performance, and are not necessarily indicative of future performance, of the Fund. In particular, the fees, expenses and sales charges applicable to an investment in the Fund may be higher than those assumed in calculating the Adviser's returns, which will negatively impact the Fund's return. In addition, the Adviser's returns do not reflect the applicability of the various federal securities and tax laws and rules applicable to mutual funds which, had they applied, might have adversely affected such returns. Cash flows into and out of the Fund may also negatively impact the Fund's performance relative to the Adviser's performance.

HOW THE FUND MEASURES ITS PERFORMANCE

Performance may be quoted in sales literature and advertisements. Each Class's average annual total returns are calculated in accordance with the Securities and Exchange Commission's formula and assume the reinvestment of all distributions, the maximum initial sales charge (if any) applicable to the Class, and the contingent deferred sales charge or redemption fee (if any) applicable to the time period quoted. Other total returns differ from average annual total return only in that they may relate to different time periods, may represent aggregate as opposed to average annual total returns and may not reflect the initial or contingent deferred sales charges.

Each Class's yield, which differs from total return because it does not consider changes in net asset value, is calculated in accordance with the Securities and Exchange Commission's formula. Each Class's distribution rate is calculated by dividing the most recent year's distributions by the maximum offering price of that Class at the end of the year. Each Class's performance may be compared to various indices. Quotations from various publications may be included in sales literature and advertisements. See "Performance Measures" in the Statement of Additional Information for more information. All performance information is historical and does not predict future results.

HOW THE FUND IS MANAGED

The Fund's Trustees formulate the Fund's general policies and oversee the Fund's affairs. The Fund's investment operations are managed by the Adviser. Subject to the supervision of the Fund's Trustees, the Adviser makes the Fund's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund's investments. See "Management of the Colonial Funds" and "Management of the Fund" in the Statement of Additional Information for information concerning the Trustees and officers of the Trust and the Fund.

The portfolio managers of the Fund are
[        ]

The Adviser places all orders for the purchase and sale of securities for the Fund. In doing so, the Adviser seeks to obtain the best combination of price and execution, which involves a number of judgmental factors. When the Adviser believes that more than one broker-dealer is capable of providing the best combination of price and execution in a particular portfolio transaction, the Adviser often selects a broker-dealer that furnishes it with research products or services. For its investment management services, the Adviser receives from the Fund a monthly fee at an annual rate of ___ of the Fund's average daily net assets.

The Administrator provides the Fund with certain administrative services and generally oversees the operation of the Fund. The Fund pays the Administrator a monthly fee at the annual rate of __% of average daily net assets for these services. The Administrator also provides pricing and bookkeeping services to the Fund for a monthly fee at the annual rate of ___% annually of average daily net assets. Colonial Investment Services, Inc. (Distributor), a subsidiary of the Administrator, serves as the Fund's distributor. Colonial Investors Service Center, Inc. (Transfer Agent), an affiliate of the Administrator, serves as the Fund's shareholder services and transfer agent for a fee of ___% annually of average net assets plus certain out-of-pocket expenses. Each of the foregoing fees is subject to any fee waiver or expense reimbursement to which the Adviser or the Administrator may agree. See "Summary of Expenses" above.

The Administrator, the Distributor, the Adviser, and the Transfer Agent are all direct or indirect subsidiaries of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is an indirect subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S.


HOW THE FUND VALUES ITS SHARES

Per share net asset value is calculated by dividing the total value of each Class's net assets by its number of outstanding shares. Shares of the Fund are valued as of the close of the New York Stock Exchange (Exchange) (which normally occurs at 4:00 p.m. Eastern time) each day the exchange is open. Portfolio securities for which market quotations are readily available are valued at market. Short-term investments maturing in 60 days or less are valued at amortized cost when it is determined, pursuant to procedures adopted by the Trustees, that such cost approximates market value. All other securities and assets are valued at their fair value following procedures adopted by the Fund's Trustees.

TRADITIONAL SHARES

Traditional   Shares  may  be  purchased  by  traditional   investors  (such  as
individuals, joint tenants, custodians, individual retirement accounts, or qualified retirement plan accounts, among others). Investors desiring to purchase Traditional Shares may choose between Class A shares and Class B shares, both of which are described below.

Class A Shares. Class A shares are offered at net asset value plus an initial sales charge as follows:

                                  Initial Sales Charge
                                                      Retained
                                                    by Financial
                                                      Service
                                                        Firm
                                    as % of           as % of
                               Amount    Offering     Offering
 Amount Purchased             Invested     Price       Price

 Less than $50,000              6.10%      5.75%       5.00%
 $50,000 to less than
     $100,000                   4.71%      4.50%       3.75%
 $100,000 to less than
     $250,000                   3.63%      3.50%       2.75%
 $250,000 to less than
    $500,000                    2.56%      2.50%       2.00%
 $500,000 to less than
     $1,000,000                 2.04%      2.00%       1.75%
 $1,000,000 or more             0.00%      0.00%       0.00%

From __________ __, 1996 through  ___________ __, 1997, the entire initial sales charge will be retained by the financial service firms through which the purchase is made. Percentages shown in the table apply after ____________ __, 1997.

On purchases of $1 million or more, the Distributor pays the financial service firm a cumulative commission as follows:

Amount Purchased                                Commission

First $3,000,000                                  1.00%
Next $2,000,000                                   0.50%
Over $5,000,000                                   0.25%(1)

(1)    Paid over 12 months but only to the extent the shares remain outstanding.

Purchases of $1 million to $5 million are subject to a contingent deferred sales charge of 1.00% of the purchase price of the shares being redeemed payable to the Distributor on redemptions within 18 months from the first day of the month following the purchase. The contingent deferred sales charge does not apply to the excess of any purchase over $5 million.

Class B Shares. Class B shares are offered at net asset value without an initial sales charge but subject to a ___ % annual distribution fee for approximately eight years (at which time they automatically convert to Class A shares not bearing a distribution fee) and a declining contingent deferred sales charge if redeemed within six years after purchase equaling a percentage of the purchase price of the shares being redeemed. As shown below, the amount of the contingent deferred sales charge depends on the number of years after purchase that the redemption occurs:


                  Years            Contingent Deferred
             After Purchase            Sales Charge

                   0-1                    5.00%
                   1-2                    4.00%
                   2-3                    3.00%
                   3-4                    3.00%
                   4-5                    2.00%
                   5-6                    1.00%
               More than 6                0.00%

Year one ends one year after the end of the month in which the purchase was accepted and so on. From _________ __, 1996 through __________ __, 1997, the
Distributor will pay financial service firms a commission of 4.5% on Class B share purchases. Thereafter, the commission will be 4.00%.

GIFT SHARES

Gift Shares may be purchased by individuals seeking a convenient way to give an investment in the Fund to a child, grandchild or other individual. Rather than being held directly by you or the gift's recipient (beneficiary), Gift Shares are held in an irrevocable trust until the maturity date you specify, at which time the shares pass to the beneficiary. Subsequent investments into the same account do not affect the original maturity date; however, no additional investments into an account (other than reinvestment of distributions) may be made within two years of the maturity date. The duration of the trust may be as long as you choose, but must be at least 5 years from the initial purchase into the trust or until the beneficiary reaches the age of 18, whichever is later. In any event, the trust will terminate in the event of the beneficiary's death prior to the maturity date. During the trust's term, neither you nor the beneficiary may amend its terms in any way.

Gift Shares may be purchased under two different gift programs: the Guardian Program and the Advantage Program. Under the Advantage Program, you have the choice of Advantage One or Advantage Two. Each Program has different provisions for the payment of distributions prior to maturity and different tax implications for the donor and/or beneficiary. The Program that is most suitable for you will depend on your specific financial and tax circumstances and your gift-giving objectives. Each Program is described below:

Guardian Program

If you select the Guardian Program, the beneficiary will have no ability to access or withdraw the shares until the trust's maturity. Because the gift is viewed by the Internal Revenue Service as a gift of a future interest, the gift under this Program will not be eligible for the Federal annual gift tax exclusion. The trust, not the beneficiary, will be taxed on any income and capital gains earned by the trust in excess of $100 per year. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will satisfy any taxes owed from the assets of the trust by redeeming Fund shares.

Advantage Program

Gifts under the Advantage Program may be fully or partially eligible for the Federal annual gift tax exclusion, depending on whether you choose Advantage One or Advantage Two.

Advantage One. If Advantage One is chosen, the beneficiary will have the right to withdraw the amount of each contribution during the first 30 days after it has been made and the entire amount of each contribution will be eligible for the Federal annual gift tax exclusion. The trustee will provide the beneficiary with notice of the withdrawal right at the time of each gift. The beneficiary will be taxed on all of the trust's income and capital gains, and the trustee may, if requested by the beneficiary or the beneficiary's parent or legal guardian, redeem Fund shares in order to provide funds for the beneficiary to pay such taxes. The trustee also may, if requested by the beneficiary or his or her parent or legal guardian, redeem shares and pay the proceeds directly to a recognized educational institution to cover the beneficiary's college or post-graduate educational expenses. The trustee will send an information statement to the beneficiary each year showing the amount of income and capital gains to be reported on his or her income tax returns for that year.

Advantage Two. If Advantage Two is chosen, the trustee will distribute to the beneficiary annually any net income earned by the trust during the trust's term, and an amount equal to the present value of the income stream to the beneficiary will be eligible for the Federal annual gift tax exclusion. The trust will be taxed on its capital gains, and the trustee will pay the taxes from the assets of the trust by redeeming Fund shares. The beneficiary will be taxed on the income distributed to him or her. The trustee will send an information statement to the beneficiary each year showing the amount of income to be reported on his or her income tax returns for that year.

The foregoing is a general summary only of the tax implications of an investment in the Fund's Gift Shares. More detailed information is available below under "Distributions and Taxes" and in the Fund's Statement of Additional Information. You should consult your financial or tax adviser for specific advice concerning which Option may be most suitable for you.

Maturity

Under each Program, upon maturity of the trust the shares (matured Gift Shares) automatically pass to the beneficiary. Prior to maturity a notice will be sent to the beneficiary notifying him or her of the impending maturity date and the options available to the beneficiary, and requesting certain information including the beneficiary's social security number. The beneficiary may be asked to sign and return a Form W-9. If not redeemed at this time by the beneficiary, the shares will be reregistered in the beneficiary's name. Thereafter, the beneficiary may not make additional investments into his or her Gift Share account other than through reinvestment of distributions. If the beneficiary dies during the term of the trust, the shares automatically pass to the beneficiary's executors or administrators to be disposed of as part of the beneficiary's estate.

Classes of Gift Shares

If you choose to purchase Gift Shares, the Class of shares you may purchase will depend on the length of time between the purchase date and the designated trust maturity date. If that period is five years or more but less than ten years, you have the option of purchasing Class E, F or G shares. If the maturity date is 10 years or more after the initial purchase date, you have the option of purchasing Class H, I or J Shares. Class E, Class F, Class G, Class H, Class I and Class J shares are described below.

Five to Ten Year Gift Shares:

Class E Shares. Class E shares are offered at net asset value plus an initial sales charge as follows:
                                  Initial Sales Charge
                                                      Retained
                                                    by Financial
                                                      Service
                                                        Firm
                                     as % of          as % of
                               Amount    Offering     Offering
 Amount Purchased             Invested     Price       Price

 Less than $50,000              _____      5.00%       5.00%
 $50,000 to less than
     $100,000                   _____      4.00%       4.00%
 $100,000 to less than
     $250,000                   _____      3.00%       3.00%
 $250,000 to less than
    $500,000                    _____      1.50%       1.50%

 $500,000 or more               _____       0%           0%

Class E shares also are subject to a ___% annual distribution fee. In addition to the amounts shown above as being retained by the financial service firm, the Distributor will pay to the financial service firm (i) an additional commission at the time of purchase of 0.75% of the offering price for investments up to but less than $500,000, and 1.00% for investments of $500,000 or more, and (ii) an on-going commission of 0.10% annually.

Class F Shares. Class F shares are offered at net asset value without an initial sales charge and subject to the same declining contingent deferred sales charge and annual distribution fee described above under Class B shares. Class F shares convert automatically to Class E shares approximately eight years after purchase. The Distributor pays financial service firms a commission of 4.75% on Class F share purchases.

Class G Shares. Class G shares are offered at net asset value plus a ___% initial sales charge, subject to a ___% annual distribution fee and a contingent deferred sales charge on redemptions made within one year from the first day of the month after purchase of ___% of the purchase price (including any initial sales charge) of the shares being redeemed. The Distributor pays financial service firms an initial commission of ___% on Class G share purchases and an ongoing commission of ___% annually. Payment of the ongoing commission is conditioned on receipt by the Distributor of the ___% distribution fee referred to above. The commission may be reduced or eliminated if the distribution fee paid by the Fund is reduced or eliminated for any reason.

Ten or More Year Gift Shares:

Class H Shares. Class H shares are offered at net asset value plus an initial sales charge as follows:
                                    Initial Sales Charge
                                                      Retained
                                                    by Financial
                                                      Service
                                                        Firm
                                    as % of            as % of
                               Amount    Offering     Offering
 Amount Purchased             Invested     Price       Price

 Less than $50,000              _____      4.50%       4.50%
 $50,000 to less than
     $100,000                   _____      3.50%       3.50%
 $100,000 to less than
     $250,000                   _____      2.50%       2.50%
 $250,000 to less than
    $500,000                    _____      1.25%       1.25%

 $500,000 or more               _____       0%           0%

Class H shares also are subject to an annual distribution fee of up to ___. In addition to the amounts shown above as being retained by the financial service firm, the Distributor will pay to the financial service firm (i) an additional commission at the time of purchase of 1.75% of the offering price for investments up to but less than $500,000 and 1.25% for investments of $500,000 or more, and (ii) on-going commissions of 0.10% annually for shares outstanding for less than five years and 0.25% annually for shares outstanding five years or more; provided, however, that the additional 0.15% on-going commission payable after five years will only be paid to financial service firms that pay such additional amount in full to the individual representative.

Class I Shares. Class I shares are offered at net asset value without an initial sales charge and subject to the same declining contingent deferred sales charge and annual distribution fee described above under Class B shares. Class I shares also convert automatically to Class H shares approximately eight years after purchase. The Distributor pays financial service firms a commission of 5.25% on Class I share purchases.

Class J Shares. Class J shares are offered at net asset value plus a ___% initial sales charge, subject to a ___% annual distribution fee and a contingent deferred sales charge on redemptions made within one year from the first day of the month after purchase of ___% of the purchase price (including any initial sales charge) of the shares being redeemed The Distributor pays financial service firms an initial commission of ___% on Class J share purchases and an ongoing commission of ___% annually. Payment of the ongoing commission is conditioned on receipt by the Distributor of the ___% distribution fee referred to above. The commission may be reduced or eliminated if the distribution fee paid by the Fund is reduced or eliminated for any reason.

GENERAL INFORMATION REGARDING BUYING AND SELLING SHARES

Buying Shares. Shares of the Fund are offered continuously. Orders received in good form prior to the time at which the Fund values its shares (or placed with a financial service firm before such time and transmitted by the financial service firm before the Fund processes that day's share transactions) will be processed based on that day's closing net asset value, plus any applicable initial sales charge. For purchases of Gift Shares, a signed adoption agreement must be received within ten days following the purchase.

The minimum initial investment generally is $2,500; the minimum subsequent investment generally is $250. For Colonial retirement accounts, the minimum initial and subsequent investments are each $25. Certificates generally will be issued only for Class A shares, and there are some limitations on the issuance of Class A share certificates. The Fund may refuse any purchase order for its shares. See the Statement of Additional Information for more information.

Which Class is more beneficial to an investor depends on the amount and intended length of the investment. Purchasers of Traditional Shares may choose between Class A and Class B shares. Purchasers of Gift Shares with trust terms of at least five but less than ten years may choose among Class E, Class F and Class G shares; Gift Share purchasers with trust terms of ten years or more may choose among Class H, Class I and Class J shares. Investors generally should compare any initial and/or deferred sales charges and distribution fees applicable to each class, given the expected length of the investment or trust term, in deciding which Class is most suitable for them. Investors also should consider whether they prefer to have 100% of the purchase price invested immediately (as is the case with Classes B, F and I). Purchases of $250,000 or more must be for Class A, E or H shares. Consult your financial service firm.

Financial service firms may receive different compensation rates for selling different Classes of shares. Payment of the ongoing commissions applicable to Classes E, G, H and J are conditioned upon receipt by the Distributor of such amounts from the Fund. The commission may be reduced or eliminated if the distribution fees paid by the Fund are reduced or eliminated for any reason. The Distributor may pay additional compensation to financial service firms which have made or may make significant sales. Initial or contingent deferred sales charges may be reduced or eliminated for certain persons or organizations purchasing Fund shares alone or in combination with certain other Colonial funds. See "Programs for Reducing or Eliminating Sales Charges" and "How to Sell Shares" in the Statement of Additional Information for more information.

Selling Shares. Traditional Shares and matured Gift Shares may be sold on any day the Exchange is open, either directly to the Fund or through your financial service firm. The sale price is the net asset value (less any contingent deferred sales charge or redemption fee) next calculated after the request and any necessary documentation are received in proper form. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for Traditional Shares recently purchased by check, the Fund will send proceeds as soon as the check has cleared (which may take up to 15 days).

To sell shares directly to the Fund, send a signed letter of instruction or stock power form to the Transfer Agent, along with any certificates for shares to be sold. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from financial service firms, the Transfer Agent and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:

                             Colonial Investors Service Center, Inc.
                                         P.O. Box 1722
                                     Boston, MA 02105-1722
                                         1-800-345-6611

For sales through financial service firms, the firm must receive the sales request prior to the time at which the Fund values its shares to receive that day's price. The firm is responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.

The sale of shares is a taxable transaction for income tax purposes and may involve the payment of a contingent deferred sales charge. Contingent deferred sales charges are paid to the Distributor. Shares issued upon distribution reinvestment and amounts representing appreciation are not subject to a contingent deferred sales charge. The contingent deferred sales charge is imposed on redemptions which result in the account value falling below its Base Amount (the total dollar value of purchase payments (including initial sales charges, if any) in the account, reduced by prior redemptions on which a contingent deferred sales charge was paid and any exempt redemptions). The amount of the contingent deferred sales charge is the applicable percentage shown above for each Class, applied to the cost (including any initial sales charge) of the shares at the time of purchase. Under unusual circumstances, the Fund may suspend repurchases or postpone payment for up to seven days or longer, as permitted by Federal securities law.

In June of any year, the Fund may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account value before the fee is deducted. The Fund also may deduct annual maintenance and processing fees
(payable to the Transfer Agent) in connection with certain retirement plan accounts. See "Special Purchase Programs/Investor Services" in the Statement of Additional Information for more information.

Shareholder Services.  A variety of shareholder services are available.
For more information about these services or your account, call 1-800-345-6611. Some services are described in the attached account application.

DISTRIBUTIONS AND TAXES

The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and to distribute to shareholders virtually all net income and any net realized gain annually. Distributions on Traditional Shares and matured Gift Shares are reinvested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Distributions on Gift Shares under the Guardian Program and the Advantage One Program are automatically reinvested until the trust's maturity. Capital gain distributions on Gift Shares under the Advantage Two Program are automatically reinvested; income distributions are paid to the beneficiary. Regardless of the shareholder's election, distributions on Traditional Shares of $10 or less will be reinvested. To change your election on Traditional Shares or matured Gift Shares, call the Transfer Agent for information.

Whether received in cash or in additional shares, distributions must be reported as taxable income unless they are held in a tax qualified account or by a tax-exempt institution. Under the Guardian Program, the trustee will file all income tax returns and pay all income taxes for income earned prior to the trust's maturity. Under the Advantage One Program, the beneficiary will be obligated to report any income earned by the trust on his or her tax returns and to pay any applicable income taxes thereon. Under the Advantage Two Program, the trustee will report and pay any required income taxes on capital gains, and will distribute in cash to the beneficiary, who must report and pay income taxes on, the ordinary income earned by the trust. If you buy shares shortly before a distribution is declared, the distribution will be taxable although it is in effect a partial return of the amount invested. Each January, information on the amount and nature of distributions for the prior year is sent to shareholders.

The making of a gift through the purchase of the Fund's Gift Shares is subject to the reporting requirements of Federal gift tax laws. In general, a Federal gift tax return must be filed reporting all gifts made by an individual during any calendar year, unless the gift qualifies for the Federal annual gift tax exclusion. To so qualify, the gift must be a gift of a "present interest" and must not exceed $10,000 ($20,000 for a married couple who elect gift-splitting) when combined with any other gifts made to the beneficiary during the calendar year. Whether a gift made through the purchase of the Fund's Gift Shares qualifies for the annual exclusion depends on the Program selected by the donor in the adoption agreement as well as on the amount of any other gifts made to the beneficiary by the donor during the particular year. In general, if no other gifts are made during the year to the beneficiary, a gift under the Advantage One Program will qualify for the Federal gift tax exclusion to the extent it does not exceed the $10,000/$20,000 maximum, a gift under the Advantage Two Program will qualify only with respect to the present value of the beneficiary's income interest in the shares held by the trust, and a gift under the Guardian Program will not qualify for the annual exclusion. Under the Advantage Two Program, the present value of the income interest is the present value of the beneficiary's right to receive the trust income for the 40 year term of the trust (without regard to the possibility that the trust may terminate sooner) or until the beneficiary's earlier death, using actuarial tables and interest rate assumptions prescribed by the Internal Revenue Service in effect on the date of the gift. Using the assumptions currently in effect, the income interest portion of a gift under the Advantage Two Program for beneficiaries aged 15, 20, 25, 30 and 35 would be ___%, ___%, ___%, ___% and ___%, respectively, of the value of the shares at the time of the gift. A gift tax return reporting the amount of the gift under the Guardian Program or the amount under the Advantage Two Program not qualifying for the annual exclusion must be filed by the donor.

A purchase of Gift Shares may also be subject to state gift tax reporting requirements under the laws of the state in which the donor of the gift resides. See "Gift Shares" above and "Additional Tax Matters Concerning Gift Shares" in the Fund's Statement of Additional Information for more detailed information about these and other tax matters applicable to an investment in the Fund. Due to the complexity of Federal and state laws pertaining to gifts in trust, you should consult your financial or tax adviser before investing in the Fund's Gift Shares.

EXCHANGES

Shares of the Fund may not be exchanged for shares of any other Colonial fund.


TELEPHONE TRANSACTIONS

Telephone redemption privileges may be elected for Traditional Shares on the account application by completing the Telephone Withdrawal Option section including the Bank Information. Such privileges also may be elected for Gift Shares after the trust matures by providing such information at or after trust maturity to the Transfer Agent. Once elected, telephone redemptions may be made by calling toll-free 1-800-422-3737 any business day between 9:00 a.m. Boston time and the time at which the Fund values its shares. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may be liable to the extent reasonable procedures are not employed. Proceeds and confirmations of telephone transactions will be mailed or sent to the address of record. Telephone redemptions are not available on accounts with an address change in the preceding 30 days. All telephone transactions are recorded. Shareholders and/or their financial advisers are required to provide their name, address and account number. Financial advisers are also required to provide their broker number. Despite the employment of the foregoing procedures, a shareholder may suffer a loss from unauthorized transactions.

Shareholders and/or their financial advisers wishing to redeem shares by telephone may experience difficulty in reaching the Fund at its toll-free telephone number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisers should follow the procedures for redemption by mail as described above under "General Information Regarding Buying and Selling Shares." The Administrator, the Transfer Agent and the Fund reserve the right to change, modify, or terminate the telephone redemption services at any time upon prior written notice to shareholders. Shareholders and/or their financial advisers are not obligated to transact by telephone.

12B-1 PLANS

Under 12b-1 Plans, the Fund pays the Distributor an annual service fee of 0.25% of the Fund's average net assets. The Fund also pays the Distributor annual distribution fees at the following rates: ___% of the average net assets attributed to its Class B, Class F, Class G, Class I and Class J shares; ___% of average net assets attributed to Class E shares; and up to ___% of average net assets attributed to Class H shares. The actual fee with respect to Class H shares will be ___% on Class H assets attributed to shares outstanding for less than five years and ___% on Class H assets attributable to shares outstanding for five years or more. Because the Class B, E, F, G, H, I and J shares bear the additional distribution fees, their total returns and dividends will be lower than the returns and dividends of Class A shares. Class B, F and I shares automatically convert to Class A, E and H shares, respectively, approximately eight years after the original shares were purchased. See the Statement of Additional Information for more information. The Distributor uses the fees to defray the cost of commissions and service fees paid to financial service firms which have sold Fund shares, and to defray other expenses such as sales literature, prospectus printing and distribution, shareholder servicing costs and compensation to wholesalers. Should the fees exceed the Distributor's expenses in any year, the Distributor would realize a profit. The Plans also authorize other payments to the Distributor and its affiliates (including the Administrator and the Adviser) which may be construed to be indirect financing of sales of Fund shares.

ORGANIZATION AND HISTORY

The Fund was organized in 1996 as a separate portfolio of the Trust, which is a Massachusetts business trust established in 1985. At inception, the Administrator owned 100% of each Class of shares of the Fund and, therefore, may be deemed to "control" the Fund.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Trust vote together except when required by law to vote separately by fund or by class. The trustee of trusts holding Gift Shares will send notices, proxy statements and proxies for shareholder meetings to the trusts' beneficiaries to enable them to attend meetings in person or vote by proxy. The trustee will vote all Gift Shares in accordance with instructions received from such beneficiaries and will vote all shares for which instructions are not received in the same proportion as those for which instructions are received.

Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.


Investment Adviser
Stein Roe & Farnham Incorporated
One South Wacker Drive
Chicago, IL  60606

Administrator
Colonial Management Associates, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611

Distributor
Colonial Investment Services, Inc.
One Financial Center
Boston, MA  02111-2621

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA  02108-2624

Shareholder Services and Transfer Agent
Colonial Investors Service Center, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611

Independent Accountants
Price Waterhouse LLP
160 Federal Street
Boston, MA 02110-2624

Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110-2624







Your financial service firm is:










Printed in U.S.A.


December       , 1996


COLONIAL TAX-MANAGED
GROWTH FUND


PROSPECTUS


Colonial Tax-Managed Growth Fund seeks to maximize long-term capital growth while reducing shareholder exposure to taxes.

For more detailed information about the Fund, call the Administrator at 1-800-248-2828 for the December , 1996 Statement of Additional Information.




















FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR INSURED BY, ANY BANK OR GOVERNMENT AGENCY.

Part A of Post-Effective Amendment No. 40 filed with the Commission on April 15, 1996 (Colonial High Yield Securities Fund, Colonial Strategic Income Fund and Colonial Income Fund), is incorporated herein in its entirety by reference.

                         COLONIAL TRUST I

                       Cross Reference Sheet
                (Colonial Tax-Managed Growth Fund)



                               Location or Caption in Statement
Item Number of Form N-1A       of Additional Information
------------------------       -------------------------

Part B
------

     10.                       Cover Page

     11.                       Table of Contents

     12.                       Not Applicable

     13.                       Investment Policies;
                               Portfolio Turnover

     14.                       Management of the Fund

     15.                       Management of the Fund

     16.                       Management of the Fund

     17.                       Management of the Fund

     18.                       Shareholder Meetings; Shareholder Liability

     19. How to Buy Shares; Determination of Net Asset Value; Suspension of Redemptions; Special Purchase
                               Programs/Investor Services;
                               Programs for Reducing or
                               Eliminating Sales Charges; How to
                               Sell Shares

     20.                       Taxes-General; Additional Tax Matters
                               Concerning Gift Shares

     21.                       Management of the Fund

     22.                       Performance Measures

     23.                       Management of the Fund


                      COLONIAL TAX-MANAGED GROWTH FUND
                      Statement of Additional Information
                               December , 1996




This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Colonial Tax-Managed Growth Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated December , 1996. This SAI should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus from Colonial Investment Services, Inc., One Financial Center, Boston, MA 02111-2621.


TABLE OF CONTENTS

                                                                          Page

Definitions
Investment Policies
Additional   Information   Concerning   Investment
  Practices  Taxes  -  General
Additional Tax Matters  Concerning Gift Shares
Management of the Fund
Portfolio Turnover
Determination  of Net Asset Value
How to Buy Shares
Special  Purchase Programs/Investor Services
Programs for Reducing or Eliminating  Sales Charges
How to Sell Shares
Suspension of Redemptions
Shareholder  Liability
Shareholder Meetings
Performance Measures
Appendix I

DEFINITIONS
"Trust"                   Colonial Trust I
"Fund"                    Colonial Tax-Managed Growth Fund
"Administrator"           Colonial Management Associates, Inc., the Fund's
                          administrator
"CISI"                    Colonial Investment Services, Inc., the distributor of
                          the Fund and each of the open-end mutual funds in the
                          Colonial funds complex
"CISC"                    Colonial Investors Service Center,  Inc.,  shareholder
                          services  and  transfer  agent to the Fund and each of
                          the  open-end  mutual  funds  in  the  Colonial  funds
                          complex
"Adviser"                 Stein Roe & Farnham Incorporated, the Fund's
                          investment adviser

INVESTMENT POLICIES
The Fund is subject to the following fundamental investment policies, which may not be changed without the affirmative vote of a majority of the Fund's outstanding voting securities. The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

As fundamental investment policies, the Fund may not:
1. Issue senior securities other than through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;
2. Own real estate except real estate having a value no more than 5% of the Fund's total assets acquired as the result of owning securities;
3.    Purchase and sell futures contracts and related options to the extent that total initial margin and premiums on the contracts exceed 5% of its total assets;
4. Underwrite securities issued by others except to the extent the Fund could be deemed an underwriter when disposing of portfolio securities;
5. Make loans, except through (i) lending of securities not exceeding 30% of total assets, (ii) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions and (iii) through repurchase agreements; and
6. Concentrate more than 25% of its total assets in any one industry or with respect to 75% of total assets purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of such purchase the Fund would own more than 10% of the outstanding voting shares of such issuer.

As  non-fundamental   investment   policies  which  may  be  changed  without  a
shareholder vote, the Fund may not:
1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;
2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;
3. Invest in interests in oil, gas or other mineral exploration or development programs, including leases;
4.    Pledge more than 33% of its total  assets;
5.    Invest more than 15% of its net assets in illiquid assets.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act diversification requirement, an issuer is the entity whose revenues support the security.

ADDITIONAL INFORMATION CONCERNING CERTAIN INVESTMENT PRACTICES

Additional   information  concerning  certain  of  the  Fund's  investments  and investment practices is set forth below.

Foreign Securities
The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. The PFIC tax is the highest ordinary income rate, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (but not depreciation) on its holdings of PFICs as of the end of its fiscal year.

Money Market Instruments
Government obligations are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Supranational obligations are issued by supranational entities and are generally designed to promote economic improvements. Certificates of deposits are issued against deposits in a commercial bank with a defined return and maturity. Banker's acceptances are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. Commercial paper is promissory notes issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Short-term corporate obligations are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. Participation Interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the Fund would be allowed to invest in directly.

Securities Loans
The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in the Prospectus, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

Repurchase Agreements
The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Adviser will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Reverse Repurchase Agreements
In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market Fund's ability to maintain a net asset value of $1.00 per share.

Options on Securities
Writing covered options. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Adviser, such transactions are consistent with the Fund's investment objective and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) options. The Staff of the Division of Investment Management of the Securities and Exchange Commission has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. Government Securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Risk factors in options transactions. The successful use of the Fund's options strategies depends on the ability of the Adviser to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Adviser deems it desirable to do so. Although the Fund will take an option position only if the Adviser believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Futures Contracts and Related Options
Upon entering into futures contracts, in compliance with the SEC's requirements, cash, cash equivalents or high-grade debt securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian. For example, if a Fund investing primarily in foreign equity securities enters into a contract denominated in a foreign currency, the Fund will segregate cash, cash equivalents or high-grade debt securities equal in value to the difference between the Fund's obligation under the contract and the aggregate value of all readily marketable equity securities denominated in the applicable foreign currency held by the Fund.

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on commodity exchange or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government Securities. This amount is known as "initial margin". The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin", to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Options on futures contracts. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or equivalents equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the Fund is subject to the Adviser`s ability to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.


Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Adviser will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Adviser's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value in its portfolio securities. However, while this could occur to a certain degree, the Adviser believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction.

Options on index futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Options on indices. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.

Foreign Currency Transactions
The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging". When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

Currency forward and futures contracts. Upon entering into such contracts, in compliance with the SEC's requirements, cash, cash equivalents or high-grade debt securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian. For example, if a Fund investing primarily in foreign equity securities enters into a contract denominated in a foreign currency, the Fund will segregate cash, cash equivalents or high-grade debt securities equal in value to the difference between the Fund's obligation under the contract and the aggregate value of all readily marketable equity securities denominated in the applicable foreign currency held by the Fund.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

Currency options. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollars, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Settlement procedures. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

Rule 144A Securities
The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Adviser, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Adviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers,
(3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than its investment restriction on illiquid securities allows. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

TAXES - GENERAL
All discussions of taxation at the shareholder level relate to federal taxes only. Consult your tax adviser for state and local tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons.

Dividends Received Deductions. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate alternative minimum tax (AMT).

Return of Capital Distributions. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital reduces the cost basis in the shares to below zero.

U.S. Government Securities. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisers about the applicability of state and local intangible property, income or other taxes to their fund shares and distributions and redemption proceeds received from the fund.

Sales of Shares. In general, any gain or loss realized upon a taxable disposition of shares by a shareholder will be treated as long-term capital gain or loss if the shares have been held for more than twelve months, and otherwise as short-term capital gain or loss assuming such shares are held as a capital asset. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. Certain distributions and redemptions may be subject to a 31% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, CISC may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.

Excise Tax. To the extent that the Fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Adviser intends to avoid this tax except when the cost of processing the distribution is greater than the tax.

Tax Accounting Principles. To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets held less than three months; (c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. Government securities).

Futures Contracts. Accounting for futures contracts will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on the closing out of a futures contract will result in a capital gain or loss for tax purposes. In addition, certain futures contracts held by the Fund (so-called "Section 1256 contracts") will be required to be "marked-to-market" (deemed sold) for federal income tax purposes at the end of each fiscal year. Sixty percent of any net gain or loss recognized on such deemed sales or on actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

However, if a futures contract is part of a "mixed straddle" (i.e., a straddle comprised in part of Section 1256 contracts), a Fund may be able to make an election which will affect the character arising from such contracts as long-term or short-term and the timing of the recognition of such gains or losses. In any event, the straddle provisions described below will be applicable to such mixed straddles.

Special Tax Rules Applicable to "Straddles". The straddle provisions of the Code may affect the taxation of the Fund's options and futures transactions and transactions in securities to which they relate. A "straddle" is made up of two or more offsetting positions in "personal property," including debt securities, related options and futures, equity securities, related index futures and, in certain circumstances, options relating to equity securities, and foreign currencies and related options and futures.

The straddle rules may operate to defer losses realized or deemed realized on the disposition of a position in a straddle, may suspend or terminate the Fund's holding period in such positions, and may convert short-term losses to long-term losses in certain circumstances.

Foreign Currency-Denominated Securities and Related Hedging Transactions. The Fund's transactions in foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain foreign taxes paid by the Fund. The Adviser will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Certain securities are considered to be Passive Foreign Investment Companies (PFICS) under the Code, and the Fund is liable for any PFIC-related taxes.

ADDITIONAL TAX MATTERS CONCERNING GIFT SHARES
Federal Gift Taxes. An investment in Gift Shares may be a taxable gift for federal tax purposes, depending upon the options selected and other gifts that the donor and his or her spouse may make during the year.

If the donor selects the Advantage Two Program, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts to the donor to the particular beneficiary (including the gift of Fund shares) exceeds $10,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Two Program.

If the donor selects the Guardian Program, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return IRS (Form 709) reporting the entire amount of the gift, even if the gift is less than $10,000.

If the donor selects the Advantage Two Program, the portion of the gift representing the beneficiary's income interest will be a "present interest" that will qualify for the federal gift tax annual exclusion, and the balance will be a "future interest" that will not so qualify. The value of the income interest is the present value of the beneficiary's right to receive the trust income for the 40 year term of the trust (without regard to the possibility that the trust may be terminated sooner during the beneficiary's lifetime) or until the beneficiary's earlier death, using actuarial tables and interest rate assumptions prescribed by the Internal Revenue Service in effect on the date of the gift. Using the assumptions currently in effect, the income interest portion of a Gift Share investment using the Advantage Two Program and created for a Beneficiary aged 15, 20, 25, 30 and 35 would be ___%, ____%, ____%, ____% and
____%, respectively. Nevertheless, the donor will have to file a federal gift tax return in any event reporting the gift and identifying the portion that does not represent a present interest, no matter how small.

No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt) exceed the federal gift and estate tax exemption equivalent amount (currently, $600,000). Any gift of Fund shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the Federal gift and estate tax exemption that would otherwise be available for future gifts or to the donor's estate. The donor and his or her spouse may elect "gift-splitting" for any gift of Fund shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them.

The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

Generation-Skipping Transfer Taxes
If the beneficiary of a gift of Gift Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Advantage Two Program and does not exceed the available annual exclusion amount. A $1,000,000 exemption (the "GST exemption") is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will be automatically allocated to a gift of Gift Shares unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate of 55% on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

Income Taxes
The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated as the "owner" of the portion of the trust that was subject to the power for Federal income tax purposes. Accordingly, if the donor selects the Advantage Two Program, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains, and the "throwback rules" of the Code will not apply when the trust terminates. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Fund shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 39.6% and 28%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Advantage Two Program, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Fund shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

If the donor selects the Guardian Program, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 39.6%), but at a much lower taxable income level (for 1996 $7,900) than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 28%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. If the trust terminates after the beneficiary reaches age 21, the distribution of the balance of the trust fund will be treated in part as an "accumulation distribution" under the so-called "throwback rules" of the Code, which could result in the imposition of additional income tax on the beneficiary. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year and the amount (if any) of any accumulation distribution subject to the "throwback rules" of the Code.

If the donor selects the Advantage Two Program, the trust will be subject to Federal income tax only on capital gains earned by the trust (which would include all capital gains distributions on the shares of the Fund held in the trust), less a $300 exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule used for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gain (currently, 39.6%) but at a much lower taxable income level (for 1996, $7,900) than would apply to an individual. It is anticipated, however, that the most of the income taxable to the trust will be long-term capital gain, on which the Federal tax rate is currently limited to 28%. The trustee will raise the cash necessary to pay any Federal or state income tax by redeeming Fund shares. The trustee will receive any net investment income dividends paid by the Fund in cash, and will distribute them to the beneficiary who will be subject to Federal income tax on all distributions received from the trust each year. The beneficiary will not pay Federal income taxes on any of the trust's capital gains, except those earned in the year of the trust's termination, and the "throwback rules" of the Code will not apply when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement each year showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

When the trust terminates, the distribution of the remaining Fund shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

Consultation with Qualified Adviser
Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax adviser before investing in Gift Shares.

MANAGEMENT OF THE FUND
Each of the Adviser, the Administrator, CISC and CISI is a direct or indirect subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is a direct subsidiary of LFC Holdings, Inc., which in turn is a direct subsidiary of Liberty Mutual Equity Corporation, which in turn is a wholly-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S. Liberty Financial's address is 600 Atlantic Avenue, Boston, MA 02210. Liberty Mutual's address is 175 Berkeley Street, Boston, MA 02117.


Trustees and Officers
Name and Address                Age    Position with Fund   Principal Occupation During Past Five Years
----------------                ---    -------------------  -------------------------------------------


Robert J. Birnbaum(1) (2)       68     Trustee              Retired since 1994 (formerly Special Counsel, Dechert
313 Bedford Road                                            Price & Rhoads from September, 1988 to December, 1993)
Ridgewood, NJ 07450

Tom Bleasdale                   65     Trustee              Retired since 1993 (formerly Chairman of the Board and
1508 Ferncroft Tower                                        Chief Executive Officer, Shore Bank & Trust Company from
Danvers, MA 01923                                           1992-1993), is a Director of The Empire Company since
                                                            June, 1995 (3)

Lora S. Collins                 60     Trustee              Attorney with Kramer, Levin, Naftalis, Nessen, Kamin &
919 Third Avenue                                            Frankel since September, 1986 (3)
New York, NY 10022

James E. Grinnell (1) (2)       66     Trustee              Private Investor since November, 1988
22 Harbor Avenue
Marblehead, MA 01945

William D. Ireland, Jr.         72     Trustee              Retired since 1990, is a Trustee of certain charitable
103 Springline Drive                                        and non-charitable organizations since February, 1990 (3)
Vero Beach, FL 32963

Richard W. Lowry (1) (2)        60     Trustee              Private Investor since August, 1987
10701 Charleston Drive
Vero Beach, FL 32963

William E. Mayer*               55     Trustee              Dean, College of Business and Management, University of
College Park, MD 20742                                      Maryland since October, 1992 (formerly Dean, Simon
                                                            Graduate School of Business, University of Rochester from
                                                            October, 1991 to July, 1992) (3)

James L. Moody, Jr.             64     Trustee              Chairman of the Board, Hannaford Bros., Co. since May,
                                                            1984 (formerly Chief Executive Officer, Hannaford Bros.
                                                            Co. from May, 1973 to May, 1992) (3)

John J. Neuhauser               52     Trustee              Dean, Boston College School of Management since 1978 (3)
140 Commonwealth Avenue
Chestnut Hill, MA 02167

George L. Shinn                 73     Trustee              Financial Consultant since 1989 (formerly Chairman, Chief
The First Boston Corp.                                      Executive Officer and Consultant, The First Boston
Tower Forty Nine                                            Corporation from 1983 to July, 1991) (3)
12 East 49th Street
New York, NY 10017

Robert L. Sullivan              68     Trustee              Self-employed Management Consultant since January, 1989 (3)
7121 Natelli Woods Lane
Bethesda, MD 20817

Sinclair Weeks, Jr.             72     Trustee              Chairman of the Board, Reed & Barton Corporation since
Bay Colony Corporate Ctr.                                   1987 (3)
Suite 4550
1000 Winter Street
Waltham, MA 02154

Harold W. Cogger                59     President            President of Colonial funds since March, 1996 (formerly
                                       (formerly Vice       Vice President from July, 1993 to March, 1996); is
                                       President)           President since July, 1993, Chief Executive Officer
                                                            since  March,   1995 and  Director  since
                                                            March,  1984  of the Adviser    (formerly
                                                            Executive       Vice President   of   the
                                                            Adviser         from October,   1989   to
                                                            July,         1993); President      since
                                                            October, 1994, Chief Executive    Officer
                                                            since  March,   1995 and  Director  since
                                                            October,   1981   of TCG;  Executive Vice
                                                            President        and Director,    Liberty
                                                            Financial (3)

Peter L. Lydecker               42     Chief Financial      Chief Financial Officer, Chief Accounting Officer and
                                       Officer, Chief       Controller of Colonial funds since June, 1993 (formerly
                                       Accounting           Assistant Controller from March, 1985 to June, 1993);
                                       Officer and          is Vice President of the Adviser since June, 1993
                                       Controller           (formerly Assistant Vice President of the Adviser from
                                       (formerly            August, 1988 to June, 1993) (3)
                                       Assistant
                                       Controller)

Davey S. Scoon                  49     Vice President       Vice President of Colonial funds since June, 1993, is
                                                            Executive Vice President since July, 1993 and Director
                                                            since March, 1985 of the Adviser (formerly Senior Vice
                                                            President and Treasurer of the Adviser from March, 1985
                                                            to July, 1993); Executive Vice President and Chief
                                                            Operating Officer, TCG since March, 1995 (formerly Vice
                                                            President - Finance and Administration of TCG from
                                                            November, 1985 to March, 1995) (3)



Arthur O. Stern                 56     Secretary            Secretary of Colonial funds since 1985, is Director
                                                            since 1985, Executive Vice President since July, 1993,
                                                            General Counsel, Clerk and Secretary since March, 1985
                                                            of the Adviser; Executive Vice President, Legal since
                                                            March, 1995 and Clerk since March, 1985  of TCG
                                                            (formerly Executive Vice President, Compliance from
                                                            March, 1995 to March, 1996 and Vice President - Legal
                                                            of TCG from March, 1985 to March, 1995) (3)


(1)      Elected to the Colonial Funds complex on April 21, 1995.

(2) On April 3, 1995, and in connection with the merger of TCG with a subsidiary of Liberty Financial which occurred on March 27, 1995, Liberty Financial Trust (LFT) changed its name to Colonial Trust VII. Prior to the merger, each of Messrs. Birnbaum, Grinnell, and Lowry was a Trustee of LFT. Mr. Birnbaum has been a Trustee of LFT since November, 1994. Each of Messrs. Grinnell and Lowry has been a Trustee of LFT since August, 1991. Each of Messrs. Grinnell and Lowry continue to serve as Trustees under the new name, Colonial Trust VII, along with each of the other Colonial Trustees named above. The Colonial Trustees were elected as Trustees of Colonial Trust VII effective April 3, 1995.

(3) Elected as a Trustee or officer of the LFC Utilities Trust, the master fund in Colonial Global Utilities Fund, a series of Colonial Trust III (LFC Fund) on March 27, 1995 in connection with the merger of TCG with a subsidiary of Liberty Financial.

* Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) of the fund or the Adviser.

The address of the  officers of the Fund is One  Financial  Center,  Boston,  MA
02111.

The Trustees serve as trustees of all Colonial funds. For such service, each Trustee receives an annual retainer of $45,000 and attendance fees of $7,500 for each regular joint meeting and $1,000 for each special joint meeting. Committee chairs receive an annual retainer of $5,000. Committee members receive an annual retainer of $1,000 and $1,000 for each special meeting attended. Two-thirds of the Trustee fees are allocated among the Colonial funds based on each fund's relative net assets and one-third of the fees are divided equally among the Colonial funds.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Trustees Fees
For the calendar year ended December 31, 1995, the Trustees of the Trust received the following compensation for serving as Trustees:


                                                                                   Total Compensation From Trust and Fund
                                                                                   Complex Paid To The Trustees For The
Trustee                      Aggregate Compensation From Fund (a)                  Calendar Year Ended December 31, 1995(b)
-------                      ------------------------------------                  ------------------- --------------------
Robert J. Birnbaum(c)                         $                                               $  71,250
Tom Bleasdale                                                                                 $  98,000 (d)
Lora S. Collins                                                                               $  91,000
James E. Grinnell(c)                                                                          $  71,250
William D. Ireland, Jr.                                                                       $ 113,000
Richard W. Lowry(c)                                                                           $  71,250
William E. Mayer                                                                              $  91,000
James L. Moody, Jr.                                                                           $  94,500 (e)
John J. Neuhauser                                                                             $  91,000
George L. Shinn                                                                               $ 102,500
Robert L. Sullivan                                                                            $ 101,000
Sinclair Weeks, Jr.                                                                           $ 112,000


(a)     Since  the  Fund  has  not   completed   its  first  full  fiscal  year,
        compensation is estimated based upon future payments that will be made.
(b) At December 31, 1995, the Colonial Funds complex consisted of 33 open-end and 5 closed-end management investment company portfolios.
(c)     Elected to the Colonial funds complex on April 21, 1995.
(d)     Includes $49,000 payable in later years as deferred compensation.
(e) Total compensation of $94,500 for the calendar year ended December 31, 1995, will be payable in later years as deferred compensation.

The following table sets forth the amount of compensation paid to Messrs. Birnbaum, Grinnell and Lowry in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (formerly known as The Charles Allmon Trust, Inc.) (together, Liberty Funds I) for service during the calendar year ended December 31, 1995, and of Liberty Financial Trust (now known as Colonial Trust VII) and LFC Utilities Trust (together, Liberty Funds II) for the period January 1, 1995 through March 26, 1995 (f):

                             Total Compensation From   Total Compensation
                             Liberty Funds II For The  From Liberty Funds I For
                             Period January 1, 1995    The Calendar Year Ended
Trustee                      through March 26, 1995    December 31, 1995 (g)
-------                      ----------------------    ---------------------

Robert J. Birnbaum            $2,900                      $16,675
James E. Grinnell              2,900                       22,900
Richard W. Lowry               2,900                       26,250 (h)

(f) On March 27, 1995, four of the portfolios in the Liberty Financial Trust (now known as Colonial Trust VII) were merged into existing Colonial funds and a fifth was reorganized as a new portfolio of Colonial Trust
        III. Prior to their election as Trustees of the Colonial Funds, Messrs. Birnbaum, Grinnell and Lowry served as Trustees of Liberty Funds II; they continue to serve as Trustees or Directors of Liberty Funds I.
(g) At December 31, 1995, the Liberty Funds I were advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (Liberty Financial)
       (an intermediate parent of the Adviser).

(h) Includes $3,500 paid to Mr. Lowry for service as Trustee of Liberty Newport World Fund (formerly known as Liberty All-Star World Fund) (Liberty Newport) during the calendar year ended December 31, 1995. At December 31, 1995, Liberty Newport was managed by Newport Pacific Management, Inc. and the Adviser, each an affiliate of the Administrator.

Investment Adviser
Under its Management Agreement with the Fund, the Adviser provides the Fund with discretionary investment services. Specifically, the Adviser is responsible for supervising and directing the investments of the Fund in accordance with the Fund's investment objective, program, and restrictions as provided in the Fund's prospectus and this SAI. The Adviser is also responsible for effecting all security transactions on behalf of the Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions (see "Fund Transactions" below). The Management Agreement provides for the payment to the Adviser of the fee described in the Prospectus."

The Adviser is the successor to an investment advisory business that was founded in 1932. The Adviser acts as investment adviser to wealthy individuals, trustees, pension and profit sharing plans, charitable organizations and other institutional investors. As of June 30, 1996, the Adviser managed over $24.7 billion in net assets: over $ 7.4 billion in equities and over $17.3 billion in fixed-income securities (including $1.2 billion in municipal securities). The $24.7 billion in managed assets included over $7 billion held by open-end mutual funds managed by the Adviser (approximately 16% of the mutual fund assets were held by clients of the Adviser). These mutual funds were owned by over 189,000 shareholders. The $7 billion in mutual fund assets included over $660 million in over 38,000 Individual Retirement Accounts (IRAs). In managing those assets, the Adviser utilizes a proprietary computer-based information system that maintains and regularly updates information for approximately 6,500 companies. The Adviser also monitors over 1,400 issues via a proprietary credit analysis system. At June 30, 1996, the Adviser employed approximately 16 research analysts and 32 account managers. The average investment-related experience of these individuals is 20 years.

The directors of the Adviser are Kenneth R. Leibler, C. Allen Merritt, Jr., Timothy K. Armour, N. Bruce Callow and Hans P. Ziegler. Mr. Leibler is President and Chief Executive Officer of Liberty Financial; Mr. Merritt is Senior Vice President and Treasurer of Liberty Financial; Mr. Armour is President of the Adviser's Mutual Funds division; Mr. Callow is President of the Adviser's Investment Counsel division; and Mr. Ziegler is Chief Executive Officer of the Adviser. The business address of Messrs. Leibler and Merritt is 600 Atlantic Avenue, Federal Reserve Plaza , Boston, Massachusetts 02210; that of Messrs. Armour, Callow and Ziegler is One South Wacker Drive, Chicago, Illinois 60606.

Under the Management Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Fund in connection with the matters to which such Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under the Agreement.

Portfolio Transactions
The Adviser places the orders for the purchase and sale of the Fund's portfolio securities and options and futures contracts. The Adviser's overriding objective in effecting portfolio transactions is to seek to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other judgmental factors may also enter into the decision. These include: the Adviser's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; the Adviser's knowledge of the financial stability of the broker or dealer selected and such other brokers or dealers; and the Adviser's knowledge of actual or apparent operational problems of any broker or dealer. Recognizing the value of these factors, the Fund may pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction. Evaluations of the reasonableness of brokerage commissions, based on the foregoing factors, are made on an ongoing basis by the Adviser's staff while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by the Adviser, and reports are made annually to the Board of Trustees of the Fund.

With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction for the Fund, the Adviser often selects a broker or dealer that has furnished it with research products or services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends, and similar data, and computer data bases, quotation equipment and services, research-oriented computer software and services, and services of economic and other consultants. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, the Adviser uses an internal allocation procedure to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients' accounts in the aggregate, including the Fund, to such brokers or dealers to ensure the continued receipt of research products or services that the Adviser feels are useful. In certain instances, the Adviser receives from brokers and dealers products or services which are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, the Adviser makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by the Adviser (without prior agreement or understanding, as noted above) through transaction charges generated by transactions by clients (including the Fund), while the portions of the costs attributable to non-research usage of such products or services is paid by the Adviser in cash. No person acting on behalf of the Fund is authorized, in recognition of the value of research products or services, to pay a commission in excess of that which another broker or dealer might have charged for effecting the same transaction. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of the Adviser and not all such research products or services are used in connection with the management of the Fund.

With respect to the Fund's purchases and sales of portfolio securities transacted with a broker or dealer on a net basis, the Adviser may also consider the part, if any, played by the broker or dealer in bringing the security involved to the Adviser's attention, including investment research related to the security and provided to the Fund. The Fund has arranged for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for the Fund's portfolio securities held by the Fund. The custodian will credit any such fees received against its custodial fees. In addition, the Board of Trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of Fair Practice of the National Association of Securities Dealers.

Administration Agreement
Pursuant to an Administration Agreement with the Fund, the Administrator provides certain administrative services including: (i) providing office space, equipment and clerical personnel, (ii) preparing and, if applicable, filing all documents required for compliance by the Fund with applicable laws and regulations, (iii) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders, (iv) coordinating and overseeing the activities of the Fund's other third-party service providers, (v) maintaining certain books and records of the Fund, and
(vi) monitoring the investments results and operations of the Fund and reporting to the Trustees from time to time with respect thereto. The Administration Agreement has a one year term. The Administrator is paid a monthly fee at the annual rate of average daily net assets set forth in the Prospectus. The Administrator and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Administrator currently serves as investment adviser and administrator for 33 open-end and 5 closed-end management investment company portfolios, and is the administrator for 5 open-end management investment company portfolios (collectively, Colonial funds). Officers of the Trust who are also officers of the Administrator or its affiliates will benefit from the administration fees, sales commissions and other fees paid or allowed by the Trust. More than 30,000 financial advisers have recommended Colonial funds to over 800,000 clients worldwide, representing more than $16.3 billion in assets.

Pricing and Bookkeeping Agreement
The Administrator provides pricing and bookkeeping services to the Fund pursuant to a Pricing and Bookkeeping Agreement. The Pricing and Bookkeeping Agreement has a one-year term. The Administrator is paid an annual fee of $18,000, plus 0.0233% of average daily net assets in excess of $50 million.

Principal Underwriter
CISI is the principal underwriter of the Fund's shares. CISI has no obligation to buy shares, and purchases shares only upon receipt of orders from authorized financial service firms (FSFs) or investors.

12b-1 Plans
The Fund offers eight classes of shares - Class A, Class B, Class E, Class F, Class G, Class H, Class I and Class J. The Fund may in the future offer other classes of shares. The Trustees have approved 12b-1 Plans (Plans) pursuant to Rule 12b-1 under the Act. Under the Plans, the Fund pays CISI service and distribution fees at the annual rates described in the Prospectus. CISI may use the entire amount of such fees to defray the cost of commissions and service fees paid to FSFs and for certain other purposes. Since the distribution and service fees are payable regardless of CISI's expenses, CISI may realize a profit from the fees. The Plans authorize any other payments by the Fund to CISI and its affiliates (including the Adviser and the Administrator) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.

The Trustees believe the Plans could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plans. The Plans may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plans must be approved by the Trustees in the manner provided in the foregoing sentence. The Plans may be terminated at any time by vote of a majority of the independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plans will only be effective if the selection and nomination of the Trustees who are non-interested Trustees is effected by such non-interested Trustees.

Shareholder Servicing and Transfer Agent
CISC is the Fund's shareholder servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees as described in the Fund's
Prospectus which are paid monthly by the Fund. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CISC or generally by six months' notice by CISC to the Fund. The agreement limits the liability of CISC to the Fund for loss or damage incurred by the Fund to situations involving a failure of CISC to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the Fund will indemnify CISC against, among other things, loss or damage incurred by CISC on account of any claim, demand, action or suit made on or against CISC not resulting from CISC's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.

Custodian of the Fund

Boston Safe Deposit and Trust Company is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

Independent Accountants of the Fund
Price Waterhouse LLP are the Fund's independent accountants providing audit and tax return preparation services and assistance and consultation in connection with the review of various SEC filings.

Ownership of the Fund
At inception, the Administrator owned 100% of each Class of the Fund and, therefore, may be deemed to "control" the Fund. At inception, the officers and Trustees of the Trust as a group did not own any shares of the Fund.

PORTFOLIO TURNOVER
The portfolio turnover rate may vary significantly from year to year, but is not expected to exceed 50% under normal market conditions. A high rate of portfolio turnover may result in increased transaction expenses and the realization of capital gains and losses.

DETERMINATION OF NET ASSET VALUE
The Fund determines net asset value (NAV) per share for each Class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time, 3:00 p.m. Chicago time) each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas.

The Fund may invest in securities which are primarily listed on foreign exchanges that are open and allow trading on days on which the Fund does not determine NAV. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Adviser deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Fund's Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Fund positions for which there are no such valuations and other assets are valued at fair value as determined in good faith under the direction of the Fund's Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Fund's Trustees.

HOW TO BUY SHARES
The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CISC, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank. Purchases of Gift Shares require the completion and delivery of additional documentation, and will not be processed until such documentation is received by CISC in good order.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CISI's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CISI retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CISI may from time to time reallow additional amounts to all or certain FSFs. CISI generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charges. Such charges generally reimburse CISI for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank will subject the purchaser to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

CISC acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CISC, provided the new FSF has a sales agreement with CISI.

Shares credited to an account are transferable upon written instructions in good order to CISC and may be redeemed as described under _________ in the
Prospectus. Certificates will not be issued for Class A shares unless specifically requested and no certificates will be issued for Class B, E, F, G, H , I or J shares. Shareholders may send any certificates which have been previously acquired to CISC for deposit to their account.


SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES
The following special purchase programs/investor services may be changed or eliminated at any time.

Fundamatic Program. (Classes A and B only) As a convenience to investors, Class A and Class B shares of the Fund may be purchased through the Colonial Fundamatic Program. Preauthorized monthly bank drafts or electronic funds transfer for a fixed amount of at least $250 are used to purchase Fund shares at the public offering price next determined after CISI receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Fundamatic purchase is by electronic funds transfer, you may request the Fundamatic purchase for any day. Further information and application forms are available from FSFs or from CISI.

Tax-Sheltered Retirement Plans. CISI offers prototype tax-qualified plans, including IRAs, and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. The First National Bank of Boston is the Trustee of CISI prototype plans and charges a $10 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CISI.

Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

Telephone Address Change Services. By calling CISC, shareholders, beneficiaries or their FSFs of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

Colonial Cash Connection. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, on Class A or Class B shares or on matured Gift Shares may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES
Rights of Accumulation and Statement of Intent (Class A, Class E and Class H only). Reduced sales charges on Class A, E and H shares can be effected by combining a current purchase with prior purchases of shares of the Colonial funds. The applicable sales charge is based on the combined total of:

1.          the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all Colonial fund shares held by the shareholder (except Class A shares of any Colonial money market fund, unless such shares were acquired by exchange from Class A shares of another Colonial fund other than a money market fund).

CISI must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CISC. A Colonial fund may terminate or amend this Right of Accumulation.

Any person may qualify for reduced sales charges on purchases of Class A, E and H shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Colonial fund shares held by the shareholder on the date of the Statement in Colonial funds (except Class A shares of any Colonial money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market Colonial fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CISC will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or H shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to CISI the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to CISI an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CISC will redeem that number of escrowed Class A , E or H shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CISC at 1-800-345-6611.

Reinstatement Privilege. An investor who has redeemed Fund shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same Class of the Fund at the NAV next determined after CISC receives a written reinstatement request and payment. Any CDSC paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Investors who desire to exercise this privilege should contact their FSF or CISC. Shareholders may exercise this privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax adviser.

Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

Privileges of Colonial Employees or Financial Service Firms. Class A, E and H shares of the Fund may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Adviser; directors, officers and employees of the Administrator, CISI and other companies affiliated with the Administrator; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with CISI; and such persons' families and their beneficial accounts.

Sponsored Arrangements. Class A, E and H shares of the Fund may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the Fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The Fund reserves the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Class A, E and H shares of the Fund may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisers that have entered into agreements with CISI pursuant to which the Fund is included as an investment option in programs involving fee-based compensation arrangements.

Waiver of Contingent Deferred Sales Charges (CDSCs) (Class B shares and matured Class F and I shares only) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions of Class B shares or matured Class F or I shares within one year following the death of
             (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act
             (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions of Class B shares or matured Class F or I shares occurring pursuant to a monthly, quarterly or semi-annual SWP established with CISC, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three month period prior to the first SWP redemption); otherwise CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply to Class B accounts if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions of Class B shares or matured Class F or I shares occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions of Class B shares or matured Class F or I shares occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions of Class B shares or matured Class F or I shares required to return excess contributions made to retirement plans or IRAs, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.

6. Qualified Retirement Plans. CDSCs may be waived on redemptions of Class B shares or matured Class F or H shares required to make distributions from qualified retirement plans following (i) normal retirement (as stated in the Plan document) or (ii) separation from service. CDSCs also will be waived on SWP redemptions of Class B shares or matured Class F or I shares made to make required minimum distributions from qualified retirement plans that have invested in Colonial funds for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES
Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will send proceeds as soon as the check has cleared (which may take up to 15 days).

To sell shares directly to the Fund, send a signed letter of instruction or stock power form to CISC, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, CISC, and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and IRA holders. Call CISC for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to CISC and may charge for this service.

Systematic Withdrawal Plan (Class A and B shares and matured Gift Shares only) If a shareholder's Account Balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in the Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election of the shareholder's investment. Withdrawals from Class B, F and I shares of the fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of the Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's Account Balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Code regulation to withdraw more than 12%, on an annual basis, of the value of their Class B, F or H share account may do so but will be subject to a CDSC ranging from 1% to 5% of the excess over 12%. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other fund distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

The Fund may terminate a shareholder's SWP if the shareholder's Account Balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CISC will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name", the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

Telephone Redemptions. Telephone redemption privileges are described in the Prospectus.

Non Cash Redemptions. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of the Fund's net asset value, the Fund may make the payment or a portion of the payment with portfolio securities held by the Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

SUSPENSION OF REDEMPTIONS
The Fund may suspend shareholders' right of redemption or postpone payment for more than seven days (i) if the Exchange is closed for other than customary weekends or holidays, (ii) during certain periods when trading on the Exchange is restricted, (iii) during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or (v) during any other period permitted by order of the SEC for protection of investors.

SHAREHOLDER LIABILITY
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS
As described under the caption "Organization and History" in the Prospectus, the Fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES
Total Return
Standardized average annual total return. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

Nonstandardized total return. Nonstandardized total returns differ from standardized average annual total returns only in that they may relate to nonstandardized periods, represent aggregate rather than average annual total returns or in that the sales charge or CDSC is not deducted.

Yield
Non money market. The yield for each class of shares is determined by (i) calculating the income (as defined by the SEC for purposes of advertising yield) during the base period and subtracting actual expenses for the period (net of any reimbursements), (ii) dividing the result by the product of the average daily number of shares of the Fund entitled to dividends for the period and the maximum offering price of the fund on the last day of the period, and (iii) then annualizing the result assuming semi-annual compounding. Adjusted yield is calculated in the same manner as yield except that expenses voluntarily borne or waived by Colonial have been added back to actual expenses.

Distribution rate. The distribution rate for each class of shares is calculated by annualizing the most current period's distributions and dividing by the maximum offering price on the last day of the period. Generally, the Fund's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the Fund's portfolio securities (net of the Fund's expenses). The Fund's yield for any period may be more or less than the amount actually distributed in respect of such period.

Performance Depictions and Comparisons.

The Fund may compare its performance to various unmanaged indices published by such sources as listed in Appendix II. The Fund may also refer to quotations, graphs and electronically transmitted data from sources believed by CISI or the Administrator to be reputable, and publications in the press pertaining to the Fund's performance or to the Adviser or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper Analytical Services Corporation, Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index and Disclosure Incorporated.

All data are based on past performance and do not predict future results.

Tax-Related Illustrations.  The Fund also may present hypothetical illustrations
(i) comparing the Fund's and other mutual fund's pre-tax and after-tax total returns, and (ii) showing the effects of income, capital gain and estate taxes on performance.



                                                    APPENDIX I
                                                       1995

SOURCE                                                      CATEGORY                                             RETURN (%)
Donoghue                                                    Tax-Free Funds                                             3.39
Donoghue                                                    U.S. Treasury Funds                                        5.19
Dow Jones Industrials                                                                                                 36.95
Lipper                                                      Global Funds                                              16.05
Lipper                                                      Growth Funds                                              30.79
Lipper                                                      Growth & Income Funds                                     30.82
Lipper                                                      Mid Cap Funds                                             32.04
Lipper                                                      U.S. Government Money Market Funds                         5.26
Lipper                                                      Small Company Growth Funds                                31.55
S&P 500                                                     S&P                                                       37.54
S&P Utility Index                                           S&P                                                       42.39
S&P                                                         Barra Growth                                              38.13
S&P                                                         Barra Value                                               37.00
S&P                                                         Midcap 400                                                28.56

Morgan Stanley Capital International                        Pacific Region Funds Ex-Japan                             12.95
Inflation                                                   Consumer Price Index                                        N/A
FHLB-San Francisco                                          11th District Cost-of-Funds Index                           N/A
Federal Reserve                                             Six-Month Treasury Bill                                     N/A
Federal Reserve                                             One-Year Constant-Maturity Treasury Rate                    N/A
Federal Reserve                                             Five-Year Constant-Maturity Treasury Rate                   N/A
Frank Russell & Co.                                         Russell 2000                                              28.45
Frank Russell & Co.                                         Russell 1000 Value                                        38.35
Frank Russell & Co.                                         Russell 1000 Growth                                       37.19
Bloomberg                                                   NA                                                           NA
Credit Lyonnais                                             NA                                                           NA
Statistical Abstract of the U.S.                            NA                                                           NA
World Economic Outlook                                      NA                                                           NA



*in U.S. currency

Part B of Post-Effective Amendment No. 40 filed with the Commission on April 15, 1996 (Colonial High Yield Securities Fund, Colonial Strategic Income Fund and Colonial Income Fund), is incorporated herein in its entirety by reference.

Part C.  OTHER INFORMATION
         -----------------

Item 24. Financial Statements and Exhibits
         ----------------------------------

(a)         Financial statements:

            Included in Part A
            ------------------

            Summary  of  expenses  (for  Colonial  High Yield  Securities  Fund,
            Colonial   Income  Fund  and   Colonial   Strategic   Income   Fund,
            incorporated herein by reference to Part A of Post-Effective Amendment No. 40 filed with the Commission on April 15, 1996)
            The Fund's  financial  history (for Colonial High Yield Securities
            Fund, Colonial   Income  Fund  and   Colonial   Strategic   Income
            Fund, incorporated herein by reference to Part A of Post-Effective Amendment No. 40 filed with the Commission on April 15,
            1996)

            Summary of expenses (Colonial Tax Managed Growth Fund)

            The Fund's financial history (Not applicable to Colonial Tax Managed Growth Fund)

            Included in Part B
            ------------------

            Colonial High Yield Securities Fund (CHYSF)(incorporated herein by reference to Part B of Post-Effective Amendment No. 40 filed with the Commission on April 15, 1996)
            Investment portfolio, December 31, 1995
            Statement  of  assets  and  liabilities,   December  31,  1995
            Statement of  operations,  Year ended December 31, 1995
            Statement of changes in net assets, Years ended December 31, 1995 and December 31, 1994
            Notes to Financial  Statements
            Financial Highlights
            Report of Independent Accountants

            Colonial Income Fund (CIF) (incorporated herein by reference to Part B of Post-Effective Amendment No. 40 filed with the Commission on April 15, 1996)
            Investment portfolio, December 31, 1995
            Statement of assets and  liabilities,  December 31, 1995
            Statement of operations, Year ended  December  31, 1995
            Statement of changes in net assets, Years ended December 31, 1995 and December 31, 1994
            Notes to Financial  Statements
            Financial  Highlights
            Report of  Independent Accountants

            Colonial Strategic Income Fund (CSIF) (incorporated herein by reference to Part B of Post-Effective Amendment No. 40 filed with the Commission on April 15, 1996)
            Investment portfolio, December 31, 1995
            Statement of assets and liabilities, December 31, 1995 Statement of operations, Year ended December 31, 1995
            Statement of changes in net assets, Years ended December 31, 1995 and December 31, 1994
            Notes to Financial  Statements
            Financial Highlights
            Report of Independent Accountants

            Colonial Tax Managed Growth Fund (CTMGF) (Not applicable)

(b)         Exhibits
            --------

      1.               Amendment No. 3 to the Agreement and
                       Declaration of Trust (c)

      2.               By-Laws as amended (2/16/96) (f)

      3.               Not applicable

      4.               Form of Specimen of share certificate (c)

      5.    (i)        Management Agreement between Colonial
                       Trust I, with respect to CHYSF and
                       Colonial Management Associates, Inc. (f)

            (ii)       Management Agreement between Colonial
                       Trust I, with respect to CIF and Colonial
                       Management Associates, Inc. (f)

            (iii)      Management Agreement between Colonial
                       Trust I, with respect to CSIF and
                       Colonial Management Associates, Inc. (f)

            (iv)       Form of Management Agreement between
                       Colonial Trust I, with respect to CTMGF
                       and Stein Roe & Farnham Incorporated

      6.    (i)(b)     Form of Distributor's Contract with
                       Colonial Investment Services, Inc.
                       (incorporated herein by reference to
                       Exhibit 6(a) to Post-Effective Amendment
                       No. 10 to the Registration Statement of
                       Colonial Trust VI, Registration Nos.
                       33-45117 and 811-6529, filed with the
                       Commission on September 27, 1996)

            (ii) Form of Selling Agreement with Colonial Investment Services (incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 10 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on September 27, 1996)

            (iii)      Investment Account Application
                       (CHYSF, CSIF, CIF)

            (iv) Form of Bank and Bank Affiliated Selling Agreement (incorporated herein by reference to Exhibit 6(c) to
                       Post-Effective Amendment No. 10 to the
                       Registration Statement of Colonial Trust
                       VI, Registration Nos. 33-45117 and
                       811-6529, filed with the Commission on
                       September 27, 1996)

            (v)        Form of Asset Retention Agreement
                       (incorporated herein by reference to
                       Exhibit 6(d) to Post-Effective Amendment
                       No. 10 to the Registration Statement of
                       Colonial Trust VI Registration Nos.
                       33-45117 and 811-6529, filed with the
                       Commission September 27, 1996)

      7.               Not applicable

      8.    (i)(a)     Form of proposed Custodian Contract with
                       State Street Bank and Trust Company (CTMGF) (c)

            (i)(b)     Custody Agreement with Boston Safe
                       Deposit and Trust Company (incorporated
                       herein by reference to Exhibit 8 to
                       Post-Effective Amendment No. 10 to the
                       Registration Statement of Colonial Trust
                       VI, File Nos.33-45117 and 811-6529, filed
                       with the Commission on September 27, 1996)

            (i)(c) Amendment to Custody Agreement with Boston Safe Deposit and Trust Company (incorporated herein by reference to
                       Exhibit 8.(a) to Post-Effective Amendment
                       No. 10 to the Registration Statement of
                       Colonial Trust VI, File Nos.33-45117 and
                       811-6529, filed with the Commission on
                       September 27, 1996)

            (ii)       Form of Customer, Safekeeping and
                       Procedural Agreements (d)

      9.    (i)        Pricing and Bookkeeping Agreement with
                       Colonial Management Associates, Inc.
                       (incorporated herein by reference to
                       Exhibit 9.(b) to Post-Effective Amendment
                       No. 10 to the Registration Statement of
                       Colonial Trust VI, File Nos.33-45117 and
                       811-6529, filed with the Commission on
                       September 27, 1996)

            (ii)       Form of Administration Agreement with
                       Colonial Management Associates, Inc.
                       (CTMGF)

            (iii) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement, as amended (incorporated herein by reference to Exhibit No. 9(a) to Post-Effective Amendment No. 10 to the Registration Statement of Colonial Trust VI, Registration Statement Nos. 33-45117 & 811-6529, filed with the Commission on September 27, 1996)

            (iv)       Form of proposed Agreement and Plan of
                       Reorganization (CHYSF) (a)

            (v)        Form of Agreement and Plan of
                       Reorganization (incorporated herein by
                       reference to Exhibit 9(c) to
                       Post-Effective Amendment No. 39 to the
                       Registration Statement of Colonial Income
                       Trust, Registration Nos. 2-34923 &
                       811-1948, filed with the Commission on
                       February 27, 1987) (CIF)

            (vi)       Form of Agreement and Plan of
                       Reorganization (CIF, CSIF) (c)

            (vii) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 (incorporated herein by reference to Exhibit No. 9(c) to Post-Effective Amendment No. 10 to the Registration Statement of Colonial Trust VI, Registration Statement Nos. 33-45117 & 811-6529, filed with the Commission on September 27, 1996)

            (viii)     Form of Colonial Tax-Managed Growth Fund
                       Gift Shares Trust

      10.              Opinion and Consent of Counsel (CHYSF,
                       CTMGF) (b)

            (i)(a)     Opinion and Consent of Counsel
                       (incorporated herein by reference to
                       Exhibit 9(c) to Post-Effective Amendment
                       No. 39 to the Registration Statement of
                       Colonial Income Trust, Registration Nos.
                       2-34923 & 811-1948, filed with the
                       Commission on February 27, 1987) (CIF)

            (i)(b)     Opinion and Consent of Counsel
                       (incorporated herein by reference to
                       Exhibit 10, to Post-Effective Amendment
                       No. 18 to the Registration Statement of
                       Colonial Strategic Income Trust,
                       Registration Nos. 2-58179 & 811-2728,
                       filed with the Commission on March 21,
                       1983 (CSIF)

      11.              Consent of Independent Accountants (CSIF,
                       CIF, CHYSF)

      12.              Not applicable

      13.              Not applicable


      14.   (i)        Form of Colonial Group of Mutual Funds
                       Money Purchase Pension and Profit Sharing
                       Plan Document and Trust Agreement
                       (incorporated herein by reference to
                       Exhibit 14(a) to Post-Effective
                       Amendment No. 5 to the Registration
                       Statement of Colonial Trust VI,
                       Registration Nos. 33-45117 and 811-6529,
                       filed with the Commission on October 11,
                       1994)

            (ii) Form of Colonial Group of Mutual Funds Money Purchase Pension and Profit Sharing Establishment Book (incorporated herein by reference to Exhibit 14(b) to Post-Effective Amendment No. 5 to the Registration Statement of Colonial Trust VI Registration Nos. 33-45117 and 811-6529, filed with the Commission on October 11, 1994)

            (iii) Form of Colonial Group of Mutual Funds Individual Retirement Account
                       (incorporated herein by reference to
                       Exhibit 14(c) to Post-Effective Amendment
                       No. 5 to the Registration Statement of
                       Colonial Trust VI, Registration Nos.
                       3-45117 and 811-6529, filed with the
                       Commission on October 11, 1994)

            (iv) Form of Colonial Group of Mutual Funds Simplified Employee Plan and Salary Reduction Simplified Employee Plan (incorporated herein by reference to
                       Exhibit 14(d) to Post-Effective Amendment
                       No. 5 to the Registration Statement of
                       Colonial Trust VI, Registration Nos.
                       33-45117 and 811-6529, filed with the
                       Commission on October 11, 1994)

            (v) Form of Colonial Group of Mutual Funds 401(k) Plan Document and Trust Agreement (incorporated herein by reference to
                       Exhibit 14(e) to Post-Effective Amendment
                       No. 5 to the Registration Statement of
                       Colonial Trust VI, Registration Nos.
                       33-45117 and 811-6529, filed with the
                       Commission on October 11, 1994)

            (vi) Form of Colonial Group of Mutual Funds 401(k) Plan Establishment Booklet (incorporated herein by reference to
                       Exhibit 14(f) to Post-Effective Amendment
                       No. 5 to the Registration Statement of
                       Colonial Trust VI, Registration Nos.
                       33-45117 and 811-6529, filed with the
                       Commission on October 11, 1994)

            (vii) Form of Colonial Mutual Funds 401(k) Employee Reports Booklet (incorporated herein by reference to Exhibit 14(g) to Post-Effective Amendment No. 5 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on October 11, 1994)

      15.   (i)(a)     Distribution Plan adopted pursuant to
                       Section 12b-1 of the Investment Company
                       Act of 1940, incorporated by reference to the Distributor's Contract filed as
                       Exhibit 6(i)(b) hereto

      16.   (a)        Calculation of Performance Information
                       (CHYSF)(f)

            (b)        Calculation of Yield (CHYSF) (f)

            (c)        Calculation of Performance Information
                       (CIF) (f)

            (d)        Calculation of Yield (CIF) (f)

            (e)        Calculation of Performance Information
                       (CSIF) (f)

            (f)        Calculation of Yield (CSIF) (f)

            (g)        Calculation of Performance Information (CTMGF)


      17.   (a)        Financial Data Schedule (Class A)(CHYSF)(f)

            (b)        Financial Data Schedule (Class B)(CHYSF)(f)

            (c)        Financial Data Schedule (Class A)(CIF) (f)

            (d)        Financial Data Schedule (Class B)(CIF) (f)

            (e)        Financial Data Schedule (Class A)(CSIF)(f)

            (f)        Financial Data Schedule (Class B)(CSIF)(f)


      18.              Power of Attorney for: Robert J.
                       Birnbaum, Tom Bleasdale, Lora S. Collins,
                       James E. Grinnell, William D. Ireland,
                       Jr., Richard W. Lowry, William E. Mayer,
                       James L. Moody, Jr., John J. Neuhauser,
                       George L. Shinn, Robert L. Sullivan and
                       Sinclair Weeks, Jr. (incorporated herein by reference to Exhibit 18 to Post-Effective Amendment No. 42 to the Registration Statement of Colonial Trust IV, Registration Nos. 2-62492 and 811-2865, filed with the Commission via EDGAR on March 22, 1996)

         (a) Incorporated by reference to Post-Effective Amendment No. 26 filed with the Commission on 3/1/85.

         (b) Incorporated by reference to Post-Effective Amendment No. 27 filed with the Commission on 4/29/85.

         (c) Incorporated by reference to Post-Effective Amendment No. 35 filed with the Commission on 3/3/92.

         (d) Incorporated by reference to Post-Effective Amendment No. 37 filed with the Commission on 3/1/93.

         (e) Incorporated by reference to Post-Effective Amendment No. 39 filed with the Commission via EDGAR on April 20, 1995.

         (f) Incorporated by reference to Post-Effective Amendment No. 40 filed with the Commission via EDGAR on April 15, 1996.


Item 25.       Persons Controlled by our under Common Control with
               ---------------------------------------------------
               Registrant
               ----------

               None (CIF,CSIF,CHYSF)

               All of the outstanding shares of CTMGF representing all of the interests in the series on the date Registrant's Registration Statement becomes effective, will be held by Colonial Management Associates, Inc.



Item 26.       Number of Holders of Securities
               -------------------------------

(1)                           (2)

Title of Class                Number of Record Holders as of 9/30/96
--------------                --------------------------------------

Shares of beneficial  interest   23,114    Class A recordholders (CHYSF)
                                 16,280    Class B recordholders (CHYSF)
                                    167    Class D recordholders (CHYSF)
Shares of beneficial interest     8,140    Class A recordholders (CIF)
                                  2,511    Class B recordholders (CIF)
Shares of beneficial interest    44,224    Class A recordholders (CSIF)
                                 35,750    Class B recordholders (CSIF)
Shares of beneficial interest         0    Class A recordholders (CTMGF)
                                      0    Class B recordholders (CTMGF)
                                      0    Class D recordholders (CTMGF)

Item 27.       Indemnification
               ---------------

               See Article VII of Amendment No. 3 to the Agreement and Declaration of Trust filed as Exhibit 1 hereto.



Item 28.       Business and other Connections of Investment Adviser
              ----------------------------------------------------

               The following sets forth business and other connections of each director and officer of the Adviser. (see next page):

ITEM 28.
--------

Registrant's investment adviser (CHYSF, CIF, CSIF), Colonial Management Associates, Inc., is registered as an investment adviser under the Investment Advisers Act of 1940 (1940 Act). Colonial Advisory Services, Inc. (CASI), an affiliate of Colonial Management Associates, Inc., is also registered as an investment adviser under the 1940 Act. As of the end of its fiscal year, December 31, 1995, CASI had one institutional, corporate or other account under management or supervision, the market value of which was approximately $31.4 million. As of the end of its fiscal year, December 31, 1995, Colonial Management Associates, Inc. was the investment adviser and/or administrator to 38 mutual funds in the Colonial Group of Funds, the market value of which investment companies was approximately $16,439.3 million. Colonial Investment Services, Inc., a subsidiary of Colonial Management Associates, Inc., is the principal underwriter and the national distributor of all of the funds in the Colonial Group of Funds, including the Registrant.

     The following sets forth the business and other connections of each director and officer of Colonial Management Associates, Inc.:

(1)                 (2)          (3)                                (4)
Name and principal
business
addresses*          Affiliation
of officers and     with         Period is through 7/1/96.  Other
directors of        investment   business, profession, vocation or
investment adviser  adviser      employment connection              Affiliation
------------------  ----------   --------------------------------   -----------

Andersen, Peter     V.P.

Archer, Joseph A.   V.P.

Berliant, Allan     V.P.

Bertocci, Bruno     V.P.         Stein Roe Global Capital Mngmt. Principal

Boatman, Bonny E.   Dir.;
                    Sr.V.P.;
                    IPC Mbr.

Campbell, Kimberly  V.P.

Carnabucci,
  Dominick          V.P.

Carroll, Sheila A.  Sr.V.P.;
                    Dir.

Citrone, Frank      V.P.

Cogger, Harold W.   Dir.;Pres.;  The Colonial Group, Inc.        Dir.; Pres.;
                    Chairman;                                    CEO; Chrm.
                    CEO;IPC Mbr. Colonial Trusts I through VII   Pres.
                    Exe. Cmte.   Colonial High Income
                                   Municipal Trust               Pres.
                                 Colonial InterMarket Income
                                   Trust I                       Pres.
                                 Colonial Intermediate High
                                   Income Fund                   Pres.
                                 Colonial Investment Grade
                                   Municipal Trust               Pres.
                                 Colonial Municipal Income
                                   Trust                         Pres.
                                 Liberty Financial               Exec V.P.;
                                   Companies, Inc.               Dir.
                                 Colonial Advisory Services,     Dir. Chrm.,
                                   Inc.                          CEO & Pres.
                                 Colonial Investors Service
                                   Center, Inc.                  Dir.

Collins, Anne       V.P.

Conlin, Nancy       V.P.;        Colonial Investors Service
                    Asst.          Center, Inc.                  Asst. Clerk
                    Sec.;        The Colonial Group, Inc.        Asst. Clerk
                    Asst         Colonial Advisory Services,
                    Clerk and      Inc.                          Asst. Clerk
                    Counsel      Colonial Investment Services,
                                   Inc.                          Asst. Clerk
                                 Colonial Trusts I through VII   Asst. Sec.
                                 Colonial High Income
                                   Municipal Trust               Asst. Sec.
                                 Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.

Cordes, Susan       V.P.

Daniszewski,        V.P.         Colonial Investment Services,
 Joseph J.                         Inc.                          V.P.


DiSilva, Linda      V.P.

Ericson, Carl C.    Dir; Sr.     Colonial Intermediate High
                    V.P.           Income Fund                   V.P.
                                 Colonial Advisory Services,
                                   Inc.                          V.P.

Evans, C. Frazier   Dir.;        Colonial Investment Services,
                    Sr.V.P.        Inc.                          Sr. V.P.

Feingold, Andrea S. V.P.         Colonial Intermediate High
                                   Income Fund                   V.P.
                                 Colonial Advisory Services,
                                   Inc.                          V.P.

Feloney, Joseph L.  V.P.         Colonial Investment Services,  A.V.P.
                                   Inc.

Finnemore,          V.P.         Colonial Advisory Services,
 Leslie W.                         Inc.                          V.P.

Franklin,           Sr. V.P.
 Fred J.

Gerokoulis,         V.P.          Colonial Investment Services,
 Stephen A.                        Inc.                          Sr. V.P.

Gibson, Stephen     Dir.;         The Colonial Group, Inc.       Exec. V.P.
 E.                 Exec. V.P.

Harasimowicz,       V.P.          Colonial Investment Services,
 Stephen                           Inc.                          V.P.

Harris, David       V.P.          Stein Roe Global Capital Mngmt Principal

Hartford, Brian     V.P.

Haynie, James P.    V.P.          Colonial Advisory Services,
                                   Inc.                          V.P.

Jacoby, Timothy J.  Sr. V.P.

Johnson, Gordon     V.P.

Koonce, Michael H.  V.P.;        Colonial Trusts I through VII   Asst. Sec.
                    Asst.        Colonial High Income
                    Sec.;          Municipal Trust               Asst. Sec.
                    Asst.        Colonial InterMarket Income
                    Clerk &        Trust I                       Asst. Sec.
                    Counsel      Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 Colonial Investment Services,
                                   Inc.                          Asst. Clerk
                                 Colonial Investors Service
                                   Center, Inc.                  Asst. Clerk
                                 The Colonial Group, Inc.        Asst. Clerk
                                 Colonial Advisory Services,
                                   Inc.                          Asst. Clerk

Lennon, John E.     V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Lenzi, Sharon       V.P.

Lilienfeld,         V.P.
 Jonathan

Loring, William C.  V.P.

Lydecker, Peter L.  V.P.;        Colonial Trusts I through VII   Controller
                    Asst.        Colonial High Income
                    Treasurer      Municipal Trust               Controller
                                 Colonial InterMarket Income
                                   Trust I                       Controller
                                 Colonial Intermediate High
                                   Income Fund                   Controller
                                 Colonial Investment Grade
                                   Municipal Trust               Controller
                                 Colonial Municipal Income
                                   Trust                         Controller

MacKinnon,          Dir.;
  Donald S.         Sr.V.P.

McGregor,           Dir.;        Colonial Investment Services,   Pres.; CEO;
 Jeffrey L.         Sr.V.P.        Inc.                          Dir.

Newman, Maureen     V.P.

O'Neill, Charles A. Sr.V.P.;     Colonial Investment Services,
                    Dir.           Inc.                          Exec. V.P.

Peters, Helen F.    Dir.;        Colonial Advisory Services,
                    Sr.V.P.;       Inc.                          Sr. V.P.
                    IPC Mbr.


Rao, Gita           V.P.

Rie, Daniel         Sr.V.P.;     Colonial Advisory Services,
                    IPC Mbr.;      Inc.                          Sr. V.P.
                    Dir.

Scoon, Davey S.     Dir.;        Colonial Advisory Services,
                    Exe.V.P.;      Inc.                          Dir.
                    IPC Mbr.;    Colonial High Income
                    Exec. Comm.    Municipal Trust               V.P.
                    Mbr.         Colonial InterMarket Income
                                   Trust I                       V.P.
                                 Colonial Intermediate High
                                   Income Fund                   V.P.
                                 Colonial Investment Grade
                                   Municipal Trust               V.P.
                                 Colonial Municipal Income
                                   Trust                         V.P.
                                 Colonial Trusts I through VII   V.P.
                                 Colonial Investors Service      Dir; Pres.
                                   Center, Inc.
                                 The Colonial Group, Inc.        COO; Ex. V.P.

Seibel, Sandra L.   V.P.

Shore, Janet        V.P.

Stern, Arthur O.    Exe.V.P.;    Colonial Advisory  Services,
                    Dir.;          Inc.                          Clerk
                    Sec.;        Colonial High Income
                    Clrk. &        Municipal Trust               Secretary
                    Gnrl.        Colonial InterMarket Income
                    Counsel;       Trust I                       Secretary
                    IPC Mbr.     Colonial Intermediate High
                                   Income Fund                   Secretary
                                 Colonial Investment Grade
                                   Municipal Trust               Secretary
                                 Colonial Municipal Income
                                   Trust                         Secretary
                                 Colonial Trusts I through VII   Secretary
                                 Colonial Investors Service
                                   Center, Inc.                  Clerk
                                 The Colonial Group, Inc.        Exec. V.P.;
                                                                 Clerk; General
                                                                 Counsel
                                 Colonial Investment Services,   Dir., Chrmn.
                                   Inc.                          Counsel; Clrk.

Stevens, Richard    V.P.

Waas, Robert S.     V.P.

Wallace, John       V.P.- Corp.  Colonial Advisory Services,
                    Finance and    Inc.                          Controller
                    Controller

------------------------------------------------
*The Principal address of all of the officers and directors of the investment adviser is One Financial Center, Boston, MA 02111.

Item 28.
--------

        The following sets forth business and other connections of each Director and officer of Stein
        Roe & Farnham Incorporated (only with respect to
        Colonial Tax-Managed Growth Fund (Fund)) managed by Stein Roe & Farnham Incorporated.

Stein Roe & Farnham Incorporated (Manager), the investment manager of the Fund, is a wholly owned subsidiary of SteinRoe Services Inc. (SSI), which in turn is a wholly owned subsidiary of Liberty Financial Companies, Inc. (LFCI), which in turn is a subsidiary of Liberty Mutual Equity Corporation, which in turn is a subsidiary of Liberty Mutual Insurance Company
(LMIC). The Manager acts as investment adviser to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to the Portfolio, it also acts as investment adviser to other investment companies having different investment policies.

During the past two years, neither the Manager nor any of its directors or officers, except for Kenneth R. Leibler, C. Allen
Merritt, Jr., Bruno Bertocci, and David P.
Harris, have been engaged in any business, profession, vocation, or employment of a substantial nature either on their own account or in the capacity of director, officer, partner or trustee, other than as an officer or associate of the Manager. Mr.
Leibler is President and Chief Executive Officer of LFCI; Mr. Merritt is Senior Vice President and Treasurer of LFCI; Messrs. Bertocci and Harris were global equity portfolio managers with Rockefeller & Co.
prior to May, 1995, and are, commencing January 1, 1996, dually employed by Colonial Management Associates, Inc. as Vice Presidents and portfolio managers.

Certain directors and officers of the Manager also serve and have during the past two years served in various capacities as officers, directors or trustees of SSI, the SR&F Base Trust or investment companies managed by the Manager, as shown below.
(The listed entities are all located at One South Wacker Drive, Chicago, IL 60606; the address of SteinRoe Variable Investment Trust and LFC Utilities is Federal Reserve Plaza, 600 Atlantic Avenue, Boston, MA 02110).

                                               Position Formerly
                        Current Position       Held Within Past
                                                   Two Years
SteinRoe Services Inc.
----------------------
Gary A. Anetsberger     Vice President
Timothy K. Armour       Vice President
Jilaine Hummel Bauer    Vice President;
                        Secretary
Kenneth J. Kozanda      Vice President;
                        Treasurer
Kenneth R. Leibler      Director
C. Allen Merritt, Jr.   Director; Vice
                        President
Hans P. Ziegler         Director; President;   Vice Chairman
                        Chairman

SR&F Base Trust
---------------
Gary A. Anetsberger     Senior Vice President  Controller
Timothy K. Armour       Pres.; Trustee
Jilaine Hummel Bauer    Executive Vice         Vice President
                        President; Secretary
Ann H. Benjamin                                Vice President
Philip D. Hausken       Vice President
Michael T. Kennedy                             Vice President
Lynn C. Maddox                                 Vice President
Jane M. Naeseth                                Vice President
Thomas R. Sorbo                                Vice President
Hans P. Ziegler         Executive Vice
                        President
Anthony G. Zulfer, Jr.                         Trustee

Stein Roe Income Trust
---------------------
Gary A. Anetsberger     Senior Vice President  Controller
Timothy K. Armour       President; Trustee
Jilaine Hummel Bauer    Executive Vice         Vice President
                        President; Secretary
Ann H. Benjamin         Vice President
Thomas W. Butch         Vice President
Michael T. Kennedy      Vice President
Steven P. Luetger       Vice President
Lynn C. Maddox          Vice President
Anne E. Marcel          Vice President
Jane M. Naeseth         Vice President
Thomas P. Sorbo         Vice President
Hans P. Ziegler         Executive Vice
                        President
Anthony G. Zulfer, Jr.                         Trustee

Stein Roe Investment Trust
--------------------------
Gary A. Anetsberger     Senior Vice President  Controller
Timothy K. Armour       President; Trustee
Jilaine Hummel Bauer    Executive Vice         Vice President
                        President; Secretary
Bruno Bertocci          Vice President
David P. Brady          Vice President
Thomas W. Butch         Vice President
Daniel K. Cantor        Vice President
Philip J. Crosley       Vice President
E. Bruce Dunn           Vice President
Erik P. Gustafson       Vice President
David P. Harris         Vice President
Harvey B. Hirschhorn    Vice President
Alfred F. Kugel                                Trustee
Eric S. Maddix          Vice President
Lynn C. Maddox          Vice President
Anne E. Marcel          Vice President
Richard B. Peterson     Vice President
Gloria J. Santella      Vice President
Thomas P. Sorbo         Vice President
Hans P. Ziegler         Executive Vice
                        President

Stein Roe Municipal Trust
------------------------
Gary A. Anetsberger     Senior Vice President  Controller
Timothy K. Armour       President; Trustee
Jilaine Hummel Bauer    Executive Vice         Vice President
                        President; Secretary
Thomas W. Butch         Vice President
Joanne T. Costopoulos   Vice President
Philip J. Crosley       Vice President
Lynn C. Maddox          Vice President
M. Jane McCart          Vice President
Anne E. Marcel          Vice President
Thomas P. Sorbo         Vice President
Hans P. Ziegler         Executive Vice
                        President
Anthony G. Zulfer, Jr.                         Trustee

SteinRoe Variable Investment Trust
----------------------------------
Gary A. Anetsberger     Treasurer
Timothy K. Armour       Vice President
Jilaine Hummel Bauer    Vice President
Ann H. Benjamin         Vice President
E. Bruce Dunn           Vice President
Erik P. Gustafson       Vice President
Harvey B. Hirschhorn    Vice President
Michael T. Kennedy      Vice President
Jane M. Naeseth         Vice President
Richard B. Peterson     Vice President

Stein Roe Trust and Stein Roe Adviser
-------------------------------------
Gary A. Anetsberger     Senior Vice President
Timothy K. Armour       President; Trustee
Jilaine Hummel Bauer    Executive Vice
                        President; Secretary
Bruno Bertocci          Vice President
David P. Brady          Vice President
Thomas W. Butch         Vice President
Daniel K. Cantor        Vice President
Philip J. Crosley       Vice President
E. Bruce Dunn           Vice President
Erik P. Gustafson       Vice President
David P. Harris         Vice President
Harvey B. Hirschhorn    Vice President
Eric S. Maddix          Vice President
Lynn C. Maddox          Vice President
Anne E. Marcel          Vice President
Richard B. Peterson     Vice President
Gloria J. Santella      Vice President
Thomas P. Sorbo         Vice President
Hans P. Ziegler         Executive Vice
                        President

Stein Roe Institutional Trust
-------------------------------------
Gary A. Anetsberger     Senior Vice President
Timothy K. Armour       President; Trustee
Jilaine Hummel Bauer    Executive Vice
                        President; Secretary
Ann H. Benjamin         Vice President
Thomas W. Butch         Vice President
Daniel K. Cantor        Vice President
Philip J. Crosley       Vice President
Michael T. Kennedy      Vice President
Steven P. Luetger       Vice President
Lynn C. Maddox          Vice President
Anne E. Marcel          Vice President
Jane M. Naeseth         Vice President
Thomas P. Sorbo         Vice President
Hans P. Ziegler         Executive Vice
                        President

LFC Utilities Trust

Gary A. Anetsberger     Vice President
Ophelia L. Barsketis    Vice President


Item 29   Principal Underwriter
-------   ---------------------

(a)   Colonial Investment Services, Inc. a subsidiary of Colonial
      Management Associates, Inc., Registrant's principal underwriter, also acts in the same capacity to Colonial Trust I, Colonial Trust II, Colonial Trust III, Colonial Trust IV, Colonial Trust V and Colonial Trust VII; and sponsor for Colony Growth Plans (public offering of which were discontinued June 14, 1971).

(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 21.

(1)                 (2)                   (3)

Name and Principal  Position and Offices  Positions and
Business Address*   with Principal        Offices with
                    Underwriter           Registrant
------------------  -------------------   --------------

Ballou, Rich           Regional V.P.         None

Balzano, Christine R.  V.P.                  None

Barsokas, David        Regional V.P.         None

Cairns, David          Regional V.P.         None

Chrzanowski,           Regional V.P.         None
 Daniel

Clapp, Elizabeth A.    V.P.                  None

Daniszewski,           V.P.                  None
 Joseph J.

Davey, Cynthia         Sr. V.P.              None

Donovan, John          Regional V.P.         None

Eckelman, Bryan        Sr. V.P.              None

Emerson, Kim P.        Regional V.P.         None

Erickson, Cynthia G.   V.P.                  None

Evans, C. Frazier      Sr. V.P.              None

Feldman, David         Regional V.P.         None

Feloney, Joseph L.     V.P.                  None

Flaherty, Michael      Regional V.P.         None

Gerokoulis,            Sr. V.P.              None
 Stephen A.

Goldberg, Matthew      Regional V.P.         None

Hannon, Lisa           Regional V.P.         None

Harasimowicz,          V.P.                  None
 Stephen

Hayes, Mary            V.P.                  None
 Elizabeth

Hodgkins, Joseph       Regional V.P.         None

Karagiannis,           Sr. V.P.              None
 Marilyn

Kavolius, Mark         Regional V.P.         None

Kelley, Terry M.       Regional V.P.         None

Kelson, David W.       Sr. V.P.              None

Lloyd, Judith H.       Sr. V.P.              None

McGregor, Jeffrey L.   Director, CEO,        None
                       President, COO

Meriwether, Jan        V.P.

Moberly, Ann R.        Sr. V.P.              None

Murphy, Robert F.      Sr. V.P.              None

O'Neill, Charles A.    Exec. V.P.            None

Palmer, Laura          V.P.                  None

Potter, Cheryl         Regional V.P.         None

Reed, Christopher B.   Regional V.P.         None

Scott, Michael W.      Sr. V.P.              None

Sorrells,              Sr. V.P.              None
 Elizabeth

Stern, Arthur O.      Clerk and              Secretary
                      Counsel, Dir.,
                      Chairman

VanEtten, Keith H.    V.P.                   None

Villanova, Paul       Regional V.P.          None

Wallace, John         V.P.                   None

--------------------------
* The address for each individual is One Financial Center, Boston, MA
02111.

Item 30.       Location of Accounts and Records
               --------------------------------

               Registrant's  accounts and records  required to be  maintained by
               Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are in the physical possession of the following:

               Registrant

               Rule 31a-1 (b) (4)
               Rule 31a-2 (a) (1)

               Colonial Management Associates, Inc.
               One Financial Center, Boston, MA  02111

               Rule 31a-1 (b) (1), (2),  (3),  (5),  (6),  (7), (8), (9),  (10),
               (11), (12)
               Rule 31a-1 (d), (f)
               Rule 31a-1 (a) (1), (2), (c), (e)

               Colonial Investment Services, Inc.
               One Financial Center, Boston, MA  02111

               Rule 31a-1(d)
               Rule 31a-2(c)

               State Street Bank and Trust Company (CHYSF, CIF,CTMGF) 225 Franklin Street, Boston, MA 02110

               Rule 31a-1 (b), (2), (3)
               Rule 31a-2 (a), (2)

               The First National Bank of Boston (CSIF)
               100 Federal Street, Boston, MA  02110

               Rule 31a-1 (b), (2), (3)
               Rule 31a-2 (a), (2)

               Colonial Investors Service Center, Inc.
               P.O. Box 1722, Boston, MA  02105-1722

               Rule 31a-1 (b) (2)
               Rule 31a-1 (a) (2)

Item 31.       Management Services
               -------------------
               See Item 5, Part A and Item 16, Part B

Item 32.       Undertakings
               ------------
               Not Applicable (CHYSF,CIF, CSIF)

               The Registrant, with respect to Colonial Tax Managed Growth Fund, undertakes to file a post-effective amendment, including financial statements which need not be certified, within 4 to 6 months from the effective date of this Registration Statement under the Securities Act of 1933, as amended.

                        ******************

                              NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of Colonial Trust I is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                            SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Colonial Trust I, has duly caused this Post-Effective Amendment No. 41 to its Registration Statement under the
Securities Act of 1933 and the Post-Effective Amendment No. 23 under the Investment Company Act of 1940, to be signed in this City of Boston, and The Commonwealth of Massachusetts on the 15th day of October, 1996.

                                COLONIAL TRUST I



                             By:/s/  HAROLD W. COGGER
                                     Harold W. Cogger, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                   TITLE             DATE






/s/HAROLD W. COGGER          President         October 15, 1996
   Harold W. Cogger          (Principal
                             executive
                             officer)





/s/PETER L. LYDECKER         Controller        October 15, 1996
   Peter L. Lydecker         (Principal
                             financial and
                             accounting
                             officer)

/s/ROBERT J. BIRNBAUM*       Trustee
   Robert J. Birnbaum



/s/TOM BLEASDALE*            Trustee
   Tom Bleasdale



/s/LORA S. COLLINS*          Trustee
   Lora S. Collins



/s/JAMES E. GRINNELL*        Trustee
   James E. Grinnell



/s/WILLIAM D. IRELAND, JR. * Trustee                    */s/ MICHAEL H.KOONCE
   William D. Ireland, Jr.                                   Michael H. Koonce
                                                             Attorney-in-fact
                                                             For each Trustee
                                                             October 15, 1996
/s/RICHARD W. LOWRY*         Trustee
   Richard W. Lowry



/s/WILLIAM E. MAYER*         Trustee
   William E. Mayer



/s/JAMES L. MOODY, JR. *     Trustee
   James L. Moody, Jr.



/s/JOHN J. NEUHAUSER*        Trustee
   John J. Neuhauser



/s/GEORGE L. SHINN*          Trustee
   George L. Shinn



/s/ROBERT L. SULLIVAN*       Trustee
   Robert L. Sullivan



/s/SINCLAIR WEEKS, JR. *     Trustee
   Sinclair Weeks, Jr.

                           Exhibit Index

Exhibit

5.(iv)         Form of Management Agreement between Colonial
               Trust I and Stein Roe & Farnham Incorporated

9.(ii)         Form of Administration Agreement with Colonial
               Management Associates, Inc.

9.(viii)       Form of Colonial Tax-Managed Growth Fund Gift
               Shares Trust

11.            Consent of Independent Accountants (CSIF, CIF, CHYSF)